                                                      1933 Act File No. 333-16157
                                                      1940 Act File No. 811-07925

                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549

                                     FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933.....        X

Pre-Effective Amendment No.      ...........................

Post-Effective Amendment No.__14_                                 __X__

                                      and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X

Amendment No.   15  ........................................        X

                                   WESMARK FUNDS

                (Exact name of Registrant as Specified in Charter)

                               5800 Corporate Drive
                        Pittsburgh, Pennsylvania 15237-7010
                     (Address of Principal Executive Offices)

                                  (412) 288-1900
                          (Registrant's Telephone Number)

                            John W. McGonigle, Esquire,
                            Federated Investors Tower,
                        Pittsburgh, Pennsylvania 15222-3779
                      (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

___ immediately upon filing pursuant to paragraph (b)
_X_ on __March 31, 2003  pursuant to paragraph (b)
_ _ 60 days after filing pursuant to paragraph (a) (i)
_ _ on _ _______________ pursuant to paragraph (a) (i)
___ 75 days after filing pursuant to paragraph (a) (ii)
___ on _________________ pursuant to paragraph (a) (ii) of  Rule 485.

If appropriate, check the following box:

___ This  post-effective  amendment  designates a new effective date for a previously filed post-effective amendment.

                              Copies To:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky LLP
2101 L Street, N.W.
Washington, D.C.  20037

[Logo of Wesmark]

WesMark Funds SM

Family of Funds

COMBINED PROSPECTUS

Small Company Growth Fund

Growth Fund

Balanced Fund

Bond Fund

West Virginia Municipal Bond Fund

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DATED MARCH 31, 2003

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PROSPECTUS

WesMark Funds

WesMark Small Company Growth Fund
WesMark Growth Fund
WesMark Balanced Fund
WesMark Bond Fund
WesMark West Virginia Municipal Bond Fund

WesMark Funds (the "Trust") is an open-end, management investment company. The Trust has five separate investment portfolios (mutual funds). Each fund offers its own shares and has a distinct investment goal to meet specific investor needs.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CONTENTS

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Fund Goals, Strategies, and Risks	1
What are the Funds' Fees and Expenses?	12
What are the Principal Securities in Which the Funds Invest?	13
What are the Specific Risks of Investing in the Funds?	17
What Do Shares Cost?	19
How are the Funds Sold?	20
How to Purchase Shares	21
How to Redeem and Exchange Shares	22
Account and Share Information	24
Who Manages the Funds?	25
Financial Information	26

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NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

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MARCH 31, 2003

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Fund Goals, Strategies and Risks

WESMARK SMALL COMPANY GROWTH FUND

Goal

To achieve capital appreciation.

Strategy

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The Fund (WesMark Small Company Growth Fund) under normal circumstances, will invest at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in investments in small companies. In creating a diversified portfolio of common stocks of small-sized companies the Adviser will define small companies as companies with market capitalizations similar to companies in the Russell 2000 Index (R2000) or the Standard & Poor's Small Cap 600 Index. (S&P 600). As of May 31, 2002, the Russell 2000's range was 128 million to 1.3 billion and the S&P 600 range was 60 million to 2.95 billion. The capitalization ranges of the indexes frequently change as the market value of the stocks that comprise the indexes change or as stocks are added or removed from the indices.

If a company is within the capitalization range of an index at the time of investment, but subsequently falls outside the index range, the Fund will not be required to sell such company's security.

WesBanco Investment Department (Adviser), selects stocks of companies which meet certain fundamental and technical standards of selection, and have an above-average potential for appreciation. The Fund will typically invest in companies in market sectors that offer the highest growth potential, which historically have been telecommunication, computer hardware and software, technology, health care, and biotechnology. However, the Fund may invest in other sectors if, in the Adviser's opinion, they offer a better opportunity for growth. The Adviser will select stocks of companies with growth characteristics, such as above-average earnings growth potential or where significant changes are taking place, such as new products, services, or methods of distributions, or overall business restructuring. The Fund's investment philosophy will be to select rapidly growing companies with the expectation that this rapid growth will overcome any deficiencies in either balance sheet strength or high valuation. Opportunities t hat are identified in more mature industries may also be selected for investment by the Fund.

Because the Fund refers to small company investments in its name, it will notify shareholders at least 60 days in advance of any change in its 80% investment policy that would permit the Fund to normally invest less than 80% of its assets in investments in small companies.

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Risk/Return Bar Chart and Table

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The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

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The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

Within the periods shown in the bar chart, the Fund's highest quarterly return was 27.29% (quarter ended December 31, 2001). Its lowest quarterly return was (29.97)% (quarter ended September 30, 2001).

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Average Annual Total Return Table

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The Average Annual Total Returns for the Fund's shares are reduced to reflect applicable sales charges. Return Before Taxes is shown. In addition, Return After Taxes is shown to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Russell 2000, a broad-based market index of small company stocks, Standard and Poor's 600 Small Cap Index (S&P 600) an unmanaged capitalization-weighted index representing all major industries in the small-cap of the U.S. stock market, and the Lipper Small Cap Growth Funds Average (LSCGFA), an average of funds with similar objectives. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

(For the periods ended December 31, 2002)

	1 Year	Start of Performance[1]
Fund[2]
Return Before Taxes	(36.03)%	(25.12)%
Return After Taxes on Distributions[3]	(36.03)%	(25.52)%
Return After Taxes on Distributions and Sale of Fund Shares[3]	(22.12)%	(19.11)%
Russell 2000	(20.48)%	(9.86)%
LSCGFA	(29.94)%	(22.11)%
S&P 600	(14.62)%	(1.74)%

1 The Fund's start of performance date was August 8, 2000.

2 The Fund is the successor to the portfolio of a common trust fund (CTF) managed by the Adviser. At the Fund's commencement of operations, the CTF's assets were transferred to the Fund in exchange for Fund shares. The CTF was not registered under the Investment Company Act of 1940 ("1940 Act") and was therefore not subject to the restrictions under the 1940 Act. If the CTF had been registered under the 1940 Act, return before taxes, return after taxes on distributions and return after taxes on distributions and sales of Fund shares would have been disclosed above.

3 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sales of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(K) plans.

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WESMARK GROWTH FUND

Goal

To achieve capital appreciation.

Strategy

The Fund (WesMark Growth Fund) strives to meet its investment goal by selecting growth-oriented stocks of companies that are expected to achieve higher than average profitability ratios such as operating profit margin or return on equity. These stocks are purchased by the Fund only when their price- earnings ratio in relation to market averages such as the Standard & Poor's 500 Index (S&P 500) is within historical ranges.

Although a company's earnings may be continually growing, the Fund may sell such a company if, in the judgment of the investment adviser, WesBanco Investment Department (Adviser), its stock price is excessively overvalued.

Most often, these companies will be classified as "large-" or "mid-" capitalization companies. The Adviser generally considers companies with market capitalizations over $1 billion to fall within these classifications. The Fund's investment approach is based on the conviction that, over the long term, the economy will continue to expand and develop and that this economic growth will be reflected in the growth of the revenues and earnings of publicly held corporations. Under normal market conditions, the Fund will invest at least 65% of its assets in equity securities of U.S. companies. Equity securities include common stocks, preferred stocks, and securities (including debt securities) that are convertible into common stocks.

Risk/Return Bar Chart and Table

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The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

Within the periods shown in the bar chart, the Fund's highest quarterly return was 21.67% (quarter ended December 31, 1998). Its lowest quarterly return was (16.55)% (quarter ended June 30, 2002).

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Average Annual Total Return Table

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The Average Annual Total Returns for the Fund's shares are reduced to reflect applicable sales charges. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the S&P 500 Index (S&P 500), a broad-based market index and the Lipper Multi Cap Core Index (LMCCI), averages of funds with similar investment objectives. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

(For the periods ended December 31, 2002)

	1 Year	5 Years	Start of Performance[1]
Fund
Return Before Taxes	(28.18)%	4.23%	7.09%
Return After Taxes on Distributions[2]	(28.22)%	2.20%	5.00%
Return After Taxes on Distributions and Sale of Fund Shares[2]	(17.30)%	3.57%	5.87%
S&P 500	(22.10)%	(0.59)%	4.46%
LMCCI	(21.74)%	(0.66)%	3.74%

1 The Fund's start of performance date was April 14, 1997.

2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sales of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(K) plans.

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WESMARK BALANCED FUND

Goal

To achieve capital appreciation and income.

Strategy

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The Fund (WesMark Balanced Fund) invests in a diversified portfolio of equity and debt securities. Under normal circumstances, the asset mix of the Fund will range between 30-70% of its total assets in common stocks and convertible securities, 30-70% in preferred stock and bonds, and 0-40% in money market instruments. In order to achieve its goal of capital appreciation and income (i.e., total return), the Fund's assets will normally be invested mostly in stocks.

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WesBanco Investment Department (Adviser) will decide how the Fund's portfolio will be allocated among equity, debt, and money market securities based on economic and market conditions. However, the Fund will invest at least 25% of its assets in fixed income senior securities.

The Fund will include stocks which pay dividends and will attempt to maintain an above average dividend yield. The Adviser may use a blend of styles of selecting stocks, i.e., stocks may be selected for either their growth characteristics or value characteristics, or both. The Fund may invest in bonds of any maturity (i.e., short, intermediate, or long term). By combining bonds and stocks with above average yield, the Fund expects to dampen market volatility, provide above average income return, and achieve long-term growth higher than the rate of inflation.

The Fund will invest in debt securities rated at least investment grade.

Risk/Return Bar Chart and Table

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The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

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The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

Within the periods shown in the bar chart, the Fund's highest quarterly return was 8.65% (quarter ended June 30, 1999). Its lowest quarterly return was (11.46)% (quarter ended September 30, 2002).

Average Annual Total Return Table

The Average Annual Total Returns for the Fund's Shares are reduced to reflect applicable sales charges. Return Before Taxes is shown. In addition, Return After Taxes is shown to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table shows returns for the Standard & Poor's 500 Index (S&P 500), and the Lehman Brothers Government/Credit Total Index (LBGCT), broad-based market indexes and Lipper Balanced Funds Average (LBFA), an average of funds with similar investment objectives. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

(For the periods ended December 31, 2002)

	1 Year	Start of Performance[1]
Fund[2]
Returns Before Taxes	(22.14)%	(0.58)%
Returns After Taxes on Distributions[3]	(22.78)%	(2.28)%
Returns after Taxes on Distributions and Sale of Fund Shares[3]	(13.56)%	(0.87)%
S&P 500	(22.10)%	(3.76)%
LBGCT	11.04%	7.78%
LBFA	(11.69)%	(0.30)%

1 The Fund's start of performance date was April 20, 1998.

2 The Fund is the successor to the portfolio of a common trust fund (CTF) managed by the Adviser. At the Fund's commencement of operations, the CTF's assets were transferred to the Fund in exchange for Fund shares. The CTF was not registered under the Investment Company Act of 1940 ("1940 Act") and was therefore not subject to the restrictions under the 1940 Act. If the CTF had been registered under the 1940 Act, return before taxes, return after taxes on distributions and sales of Fund Shares would have been disclosed above.

3 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

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WESMARK BOND FUND

Goal

To achieve high current income consistent with preservation of capital.

Strategy

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The Fund (WesMark Bond Fund) invests primarily in a professionally managed, diversified portfolio of bonds, which includes all permitted types of debt instruments. Under normal circumstances, at least 80% of the Fund's assets will be invested in fixed income investments.

The Fund invests primarily in investment grade securities, including repurchase agreements collateralized by such investment grade securities. Investment grade securities are securities rated in one of the top four ratings categories by a nationally recognized statistical rating organization or securities that are unrated but are determined by the WesBanco Investment Department (Adviser) to be of comparable quality. (See "Investment Ratings for Investment Grade Securities"). Downgraded securities will be evaluated on a case-by-case basis by the Adviser. The Adviser will determine whether or not the security continues to be an acceptable investment.

The Fund will invest in those sectors of the bond market that offer the highest yield in relation to historical yield spreads. By recognizing changing relative yields and allocating the assets of the Fund into the most attractive market and maturity sectors, the Fund will attempt to achieve above average returns. The Fund may invest in bonds of any maturity (i.e., short, intermediate, or long term).

Because the Fund refers to fixed income investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in fixed income securities.

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Risk/Return Bar Chart and Table

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The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

Within the periods shown in the bar chart, the Fund's highest quarterly return was 4.46% (quarter ended December 31, 2000). Its lowest quarterly return was (1.75)% (quarter ended June 30, 1999).

Average Annual Total Return Table

The Average Annual Total Returns for the Fund's Shares are reduced to reflect applicable sales charges. Return Before Taxes is shown. In addition, Return After Taxes is shown to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's pers onal tax situation, and are likely to differ from those shown. The table shows returns for the Lehman Brothers Intermediate Government/Credit Index (LBIGCI), a broad-based market index comprised of approximately 5,000 bond issues with an approximate average maturity of nine years, Lipper Intermediate Government Funds Average (LIGFA) and Lipper Intermediate Investment Grade Average (LIIGA), averages of funds with similar investment objectives. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

(For the periods ended December 31, 2002)

	1 Year	Start of Performance[1]
Fund[2]
Returns Before Taxes	(22.14)%	(0.58)%
Returns After Taxes on Distributions[3]	(22.78)%	(2.28)%
Returns after Taxes on Distributions and Sale of Fund Shares[3]	(13.56)%	(0.87)%
S&P 500	(22.10)%	(3.76)%
LBGCT	11.04%	7.78%
LBFA	(11.69)%	(0.30)%

1 The Fund's start of performance date was April 20, 1998.

2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

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WESMARK WEST VIRGINIA MUNICIPAL BOND FUND

Goal

To achieve current income which is exempt from federal income tax and the income taxes imposed by the State of West Virginia.

Strategy

The Fund (WesMark West Virginia Municipal Bond Fund) attempts to achieve its investment objective by investing in a professionally managed portfolio consisting primarily of investment grade securities issued by the State of West Virginia and its political subdivisions, agencies, and authorities, and other issuers (such as possessions or territories of the U.S.), the interest of which is exempt from federal and West Virginia income tax ("West Virginia Municipal Securities"). As a matter of fundamental investment policy which may not be changed without shareholder approval, the Fund will invest its assets so that, under normal circumstances at least 80% of its net assets are invested in obligations, the interest income from which is exempt from federal income tax and income taxes imposed by the state of West Virginia. For purposes of this policy, the tax-free interest must not be a preference item for purposes of computing the federal alternative minimum tax.

WesBanco Investment Department (Adviser) will attempt to minimize market volatility by selecting intermediate term securities (securities with an average maturity generally between five and seven years). The Fund will buy and sell securities to take advantage of opportunities to enhance yield. These transactions may generate capital gains (losses) which have different tax treatment than tax-exempt interest income.

Risk/Return Bar Chart and Table

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The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

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The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

Within the periods shown in the bar chart, the Fund's highest quarterly return was 4.08% (quarter ended December 31, 2000). Its lowest quarterly return was (1.39)% (quarter ended June 30, 1999).

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Average Annual Total Return Table

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The Average Annual Total Returns for the Fund's shares are reduced to reflect applicable sales charges. Return Before Taxes is shown. In addition, Return After Taxes is shown to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers 5 Year General Obligation Bond Index (LB5GO), a broad-based market index which measures total return performance for the municipal bond market on municipal bonds with maturities of five years, and the Lipper Intermediate Municipal Debt Funds Average (LIMDFA), an average of funds with similar objectives and that invest at least 65% of assets in municipal debt issued in the top four credit ratings. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

(For the periods ended December 31, 2002)

	1 Year	5 Years	Start of Performance[1]
Fund[2]
Return Before Taxes	4.02%	4.32%	4.78%
Return After Taxes on Distributions[3]	4.02%	4.30%	4.75%
Return After Taxes on Distributions and Sale of Fund Shares[3]	3.94%	4.28%	4.66%
LB5GO	9.00%	5.80%	6.21%
LIMDFA	8.51%	5.09%	5.70%

1 The Fund's start of performance date was April 14, 1997.

2 The Fund is the successor to the portfolio of a common trust fund (CTF) managed by the Adviser. At the Fund's commencement of operations, the CTF's assets were transferred to the Fund in exchange for Fund shares. The CTF was not registered under the Investment Company Act of 1940 ("1940 Act") and was therefore not subject to the restrictions under the 1940 Act. If the CTF had been registered under the 1940 Act, return before taxes, return after taxes on distributions and return after taxes on distributions and sales of Fund shares would have been disclosed above.

3 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sales of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(K) plans.

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PRINCIPAL RISKS OF THE FUNDS

In addition to the risks set forth below that are specific to an investment in a particular Fund, there are risks common to all mutual funds.

For example, a fund's share price may decline and an investor could lose money. Also, there is no assurance that a Fund will achieve its investment objective. The Shares offered by this prospectus are not deposits or obligations of any bank, including WesBanco Bank, ("WesBanco"), are not endorsed or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risks	Small Company Growth Fund	Growth Fund	Balanced Fund	Bond Fund	West Virginia Municipal Bond Fund
Stock Market Risks[1]	X	X	X
Credit Risks[2]			X	X	X
Interest Rate Risks[3]			X	X	X
Risks Related to Investing for Value[4]			X
Risks Related to Investing for Growth[5]	X	X	X
Risks Related to Company Size[6]	X	X
Call Risks[7]			X	X	X
Prepayment Risks[8]			X	X
Sector Risks[9]	X	X			X
Tax Risks[10]					X
Diversification Risks[11]					X
West Virginia Risks[12]					X

1 The value of equity securities rises and falls.

2 The possibility that an issuer will default on a security by failing to pay interest or principal when due.

3 Prices of fixed income securities rise and fall in response to interest rate changes.

4 Value stocks depend less on price changes for returns and may lag behind growth stocks in an up market.

5 Growth stocks depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks.

6 The smaller the capitalization of a company, the less liquid its stock and the more volatile its price.

7 An issuer may redeem a fixed income security before maturity at a price below its current market price.

8 The relative volatility of mortgage-backed securities is due to the likelihood of prepayments which increase in a declining interest rate environment and decrease in a rising interest rate environment.

9 Market sectors may underperform other sectors or the market as a whole.

10 Changes in federal tax laws may cause the prices of municipal securities to fall.

11 Compared to diversified mutual funds, a non-diversified fund may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund's share price and performance.

12 The portfolio may comprise securities issued or credit enhanced by issuers located in West Virginia. Therefore, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these issuers.

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What are the Fund's Fees and Expenses?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Funds.

Shareholder Fees	WesMark Small Company Growth Fund	WesMark Growth Fund	WesMark Balanced Fund	Wesmark Bond Fund	WesMark West Virginia Municipal Bond Fund
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	4.75%	4.75%	3.75%	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None	None
Exchange Fee	None	None	None	None	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.75%	0.75%	0.75%	0.60%	0.60%
Distribution (12b-1) Fee[3]	0.25%	0.25%	0.25%	0.25%	0.25%
Shareholder Servicing Fee[4]	0.25%	0.25%	0.25%	0.25%	0.25%
Other Expenses	1.17%[5]	0.28%	0.37%	0.26%	0.34%
Total Annual Fund Operating Expenses[6]	2.42%	1.53%	1.62%	1.36%	1.44%
1 Although not contractually obligated to do so, the adviser, distributor, administrator and shareholder services provider expect to waive certain amounts. These are shown below along with the net expenses each Fund expects to pay for the fiscal year ending January 31, 2004.
Total Waiver of Fund Expenses	0.71%	0.35%	0.35%	0.35%	0.45%
Total Actual Annual Fund Operating Expenses (after waivers)	1.71%	1.18%	1.27%	1.01%	0.99%
2 The adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee to be paid by the WesMark West Virginia Municipal Bond Fund (after the anticipated voluntary waiver) will be 0.50% for the fiscal year ending January 31, 2004.
3 The Funds did not pay or accrue the distribution (12b-1) fee during the fiscal year ended January 31, 2003. The Funds have no present intention of paying or accruing the distribution (12b-1) fee during the fiscal year ending January 31, 2004.
4 A portion of the shareholder services fee is expected to be waived. The shareholder services fee to be paid by the Funds (after the anticipated voluntary waiver) will be 0.15% for the fiscal year ending January 31, 2004.
5 The administrator expects to voluntarily waive a portion of the administrative fee. The administrator can terminate this anticipated voluntary waiver at any time. The administrative fee to be paid by the WesMark Small Company Growth Fund (after the anticipated voluntary waiver) will be 0.14% for the fiscal year ending January 31, 2004.
6 The Total Actual Annual Fund Operating Expenses (after waivers) for the WesMark Small Company Growth Fund, WesMark Growth Fund, WesMark Balanced Fund, WesMark Bond Fund, and WesMark West Virginia Municipal Bond Fund were 1.48%, 1.12%, 1.18%, 0.94%, and 0.84%, respectively, for the fiscal year ended January 31, 2003.

Example

This Example is intended to help you compare the cost of investing in each of the Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in each of the Funds for the time periods indicated and then redeemed all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Funds' operating expenses are before waivers as estimated in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
WesMark Small Company Growth Fund	$708	$1,194	$1,704	$3,100
Wesmark Growth Fund	$623	$935	$1,270	$2,212
WesMark Balanced Fund	$632	$962	$1,314	$2,306
WesMark Bond Fund	$508	$790	$1,092	$1,949
WesMark West Virginia Municipal Bond Fund	$516	$813	$1,132	$2,035

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What are the Principal Securities in Which the Funds Invest?

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In pursuing their investment strategy, the Funds may invest in the following securities for any purpose that is consistent with their investment objective. The following table indicates the principal securities in which each fund invests.

Securities	Small Company Growth Fund	Growth Fund	Balanced Fund	Bond Fund	Municipal Bond Fund
Common Stocks	X	X	X
Preferred Stocks			X
Treasury Securities			X	X
Agency Securities			X	X
Corporate Debt Securities			X	X
Mortgage Backed Securities			X	X
Collateralized Mortgage Obligations			X	X
Asset Backed Securities			X	X
Credit Enhancement					X
Convertible Securities			X	X
Tax Exempt Securities					X
General Obligation Bonds					X
Special Revenue Bonds					X

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EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. A Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which a Fund may invest.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

Preferred Stocks

Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. A Fund may also treat such redeemable preferred stock as a fixed income security.

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Funds may invest.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as Treasury securities.

The Funds treat mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

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MORTGAGE BACKED SECURITIES

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Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments on to the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Collateralized Mortgage Obligations (CMOs)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and market risks for each CMO class.

IOs and POs

CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.

Asset Backed Securities

Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like floating rate securities, IOs and POs.

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CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Sub-Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

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CONVERTIBLE SECURITIES

Convertible securities are fixed income securities that a Fund has the option to exchange for equity securities at a specified conversion price. The option allows a Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, a Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, a Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit a Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

The Funds treat convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

TAX EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal and/or state income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

General Obligation Bonds

General obligation bonds are supported by the issuer's power to impose property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

Special Revenue Bonds

Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Special revenue bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls could result in a default on the bonds.

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TEMPORARY DEFENSIVE INVESTMENTS

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The Funds may temporarily depart from their principal investment strategies by investing their assets in cash, cash items, and shorter-term, higher-quality debt securities and similar obligations. They may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause a Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

Investing in Securities of Other Investment Companies

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The Funds may invest its assets in securities of other investment companies, including the securities of money market funds affiliated with Federated Investors, as an efficient means of carrying out its investment policies and managing its uninvested cash.

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INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES

The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the issuer's ability to pay interest or principal when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

What are the Specific Risks of Investing in the Funds?

STOCK MARKET RISKS

  The value of equity securities in a Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. A Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, a Fund's share price may decline.
  The Adviser attempts to manage market risk by limiting the amount a Fund invests in each company's equity securities. However, diversification will not protect a Fund against widespread or prolonged declines in the stock market.

INTEREST RATE RISKS

  Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.
  Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

  Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.
  Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Adviser's credit assessment.
  Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.
  Credit risk includes the possibility that a party to a transaction (such as a repurchase agreement) involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

CALL AND PREPAYMENT RISKS

  Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.
  If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.
  Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. As a result, increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. This relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than most other types of fixed income securities with comparable credit risks.

SECTOR RISKS

  Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of a Fund's portfolio holdings to a particular sector, a Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

RISKS RELATED TO INVESTING FOR GROWTH

  Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

RISKS RELATED TO INVESTING FOR VALUE

  Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

RISKS RELATED TO COMPANY SIZE

  Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.
  Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than larger, well capitalized companies.

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TAX RISKS

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  In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by a Fund to shareholders to be taxable.
  Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

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  Income from the Fund may be subject to the AMT.

DIVERSIFICATION RISKS

  Compared to diversified manual funds, a non-diversified fund may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the West Virginia Municipal Bond Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the West Virginia Municipal Bond Fund's share price and performance.

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WEST VIRGINIA SECTOR RISKS

  Because the West Virginia Municipal Bond Fund invests primarily in issuers from a single state, the Fund may be subject to additional risks compared to funds that invest in multiple states. West Virginia's economy is heavily dependent upon certain industries, such as coal mining, manufacturing and tourism. Any downturn in these and other industries may adversely affect the economy of the state.

What Do Shares Cost?

You can purchase, redeem, or exchange Shares any day the New York Stock Exchange (NYSE) and Federal Reserve wire system are open. When a Fund receives your transaction request in proper form, it is processed at the next determined net asset value (NAV) plus the applicable sales charge (public offering price).

NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Funds generally value equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market. Fixed income securities are generally valued at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service. Short-term obligations are valued according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined by the Board.

The required minimum initial investment in each Fund is $1,000, unless the investment is in an Individual Retirement Account, in which case the minimum initial investment is $500. Subsequent investments in each Fund must be in amounts of at least $100. These minimums may be waived for purchase by the Trust Division of WesBanco for its fiduciary or custodial accounts and WesBanco employees and members of their immediate families. A Fund may waive the initial minimum investment from time to time.

An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Trust. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

SALES CHARGE WHEN YOU PURCHASE SHARES OF THE SMALL COMPANY GROWTH FUND, GROWTH FUND & BALANCED FUND:

Amount of Investment	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV
Less than $50,000	4.75%	4.99%
$50,000 but less than $100,000	3.50%	3.63%
$100,000 but less than $250,000	2.50%	2.56%
$250,000 but less than $500,000	1.50%	1.52%
$500,000 but less than $1,000,000	1.00%	1.01%
$1,000,000 or greater	0.00%	0.00%

SALES CHARGE WHEN YOU PURCHASE SHARES
OF THE BOND FUND & WEST VIRGINIA MUNICIPAL BOND FUND:

Amount of Investment	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV
Less than $25,000	3.75%	3.90%
$25,000 but less than $50,000	3.50%	3.63%
$50,000 but less than $100,000	3.00%	3.09%
$100,000 but less than $250,000	2.50%	2.56%
$250,000 but less than $500,000	1.50%	1.52%
$500,000 but less than $1,000,000	1.00%	1.01%
$1,000,000 or greater	0.00%	0.00%

Certain investors, including trust customers of WesBanco, are not subject to the sales charge.

The sales charge at purchase will be eliminated when Shares are purchased by:

  trust and fiduciary accounts of WesBanco;
  certain defined benefit/contribution plans;
  employees, directors and officers of WesBanco, Federated Investors and their affiliates, and members of their immediate families; investors purchasing through investment professionals who choose to waive the sales charge;
  investments made after signing a Letter of Intent;
  investments of $1,000,000 or more;
  exchanges between WesMark Funds; and
  exchanges from any WesMark Fund into Institutional Service Shares of Automated Cash Management Trust (a portfolio of Money Market Obligations Trust) (Automated Cash Management Trust), and any subsequent exchanges back into any WesMark Fund.
  In addition, if your account was opened prior to October 1, 1999, all subsequent purchases will not be subject to the sales charge. Contact WesMark Funds Shareholder Services (1-800-864-1013) or your account representative for further information on reducing or eliminating the sales charge.

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  Through investment professionals or dealers who choose to receive no portion of the sales charge.

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How are the Funds Sold?

Edgewood Services, Inc. (Distributor) markets the Shares described in this prospectus to customers of WesBanco, Inc. and its affiliates and institutions or individuals, directly from a Fund or through investment professionals. When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Funds have adopted a Rule 12b-1 Plan, which allows them to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Funds' Shares. Because these Shares could pay marketing fees on an ongoing basis, your investment cost may be higher over time than other Shares with different sales charges and marketing fees. The Funds are not currently paying or accruing fees under the Plan.

How to Purchase Shares

You may purchase Shares directly from a Fund by calling WesMark Funds Shareholder Services at 1-800-864-1013, through WesBanco Securities, Inc. or through an investment professional. The Funds reserve the right to reject any request to purchase or exchange Shares.

DIRECTLY FROM A FUND

  Establish your account with a Fund by submitting a completed New Account Form; and
  Send your payment to a Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your payment. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees a Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling a Fund and the Shares will be priced at the next calculated NAV after a Fund receives the order.

By Wire

To purchase Shares by Federal Reserve wire, contact your account officer for wiring instructions. Wire orders will only be accepted on days on which a Fund, WesBanco and the Federal Reserve Banks are open for business.

By Check

Make your check payable to "Fund Name", note your account number on the check (for existing shareholders only), and mail it to:

WesMark Funds Shareholder Services

WesBanco Bank, Inc.

One Bank Plaza

Wheeling, WV 26003

Payment should be made in U.S. dollars and drawn on a U.S. bank. A Fund may reject any purchase request involving a check that is not made payable to The Wesmark Family of Funds (including, but not limited to, requests to purchase Shares using third- party checks), or involving temporary checks or credit card checks.

THROUGH WESBANCO SECURITIES, INC.

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Shares can be purchased through WesBanco Securities, Inc. (WSI), by visiting a WSI investment professional or by calling 1-800-368-3369. Once you have established your account with WSI, you may submit your purchase order to a WSI investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to a Fund on the same day and a Fund receives payment within three business days. You will become the owner of Shares and receive dividends when a Fund receives your payment.

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THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from another WesMark Fund or from Automated Cash Management Trust.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting a Fund or your investment professional. The minimum investment amount for SIPs is $100.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call the Fund or your investment professional for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

  directly from a Fund if you purchased Shares directly from a Fund; or
  through an investment professional if you purchased Shares through an investment professional.

DIRECTLY FROM A FUND

By Telephone

You may redeem or exchange Shares by calling your account officer or WesMark Funds Shareholder Services at 1-800-864-1013 once you have completed the appropriate authorization form for telephone transactions. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem or exchange Shares by mailing a written request to a Fund.

You will receive a redemption amount based on the next calculated NAV after a Fund receives your written request in proper form.

Send requests by mail to:

WesMark Funds Shareholder Services

WesBanco Bank, Inc.

One Bank Plaza

Wheeling, WV 26003

All requests must include:

  Fund Name, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging, the Fund Name, account number and account registration into which you are exchanging.

Call the Fund or your investment professional if you need special instructions.

THROUGH WESBANCO SECURITIES, INC.

Shares can be redeemed or exchanged through WSI by visiting a WSI investment professional or by calling 1-800-368-3369. Once you have established your account with WSI, you may submit your redemption or exchange order to a WSI investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after a Fund receives the order from the investment professional.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after a Fund receives the order from your investment professional.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union, or broker-dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Funds intend to pay Share redemptions in cash, they reserve the right to pay the redemption price in whole or in part by a distribution of a Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts a Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from a Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in a Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGES

You may exchange Shares of a Fund into Shares of another WesMark Fund or into shares of Automated Cash Management Trust. To do this, you must:

  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

A Fund may modify or terminate the exchange privilege at any time. The Funds' management or Adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to a Fund and other shareholders. If this occurs, a Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other WesMark Funds.

SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must be $10,000. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase Shares subject to a sales charge while redeeming Shares using this program.

ADDITIONAL CONDITIONS

Telephone Transactions

The Funds will record your telephone instructions. If a Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Funds do not issue share certificates.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

Dividends of the Small Company Growth Fund and Growth Fund, if any, are declared and paid quarterly. Dividends of the Balanced Fund are declared and paid monthly, and dividends of the Bond Fund and Municipal Bond Fund are declared daily and paid monthly. Dividends are paid to all shareholders invested in the Funds on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Funds pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before a Fund declares a dividend or capital gain. Contact your investment professional or a Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below $1,000. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Funds send an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in a Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time a Fund holds its assets.

The Small Company Growth Fund, Growth Fund, Balanced Fund and Bond Fund distributions are expected to be both dividends and capital gains.

It is anticipated that Municipal Bond Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes. The Fund's dividends will be exempt from West Virginia state personal income tax to the extent they are derived from interest on obligations exempt from such taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund.

Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Funds?

The Board of Trustees governs the Funds. The Board selects and oversees the Adviser, WesBanco Investment Department. The Adviser manages the Funds' assets, including buying and selling portfolio securities. The Adviser's address is One Bank Plaza, Wheeling, WV 26003.

ADVISER'S BACKGROUND


The Adviser is a division of WesBanco Bank, Inc. which is a wholly owned subsidiary of WesBanco, Inc. (Corporation), a registered bank holding company headquartered in Wheeling, WV. The Corporation and its subsidiaries provide a broad range of financial services to individuals and businesses in West Virginia and Ohio. The Adviser is a state chartered bank, which offers financial services that include commercial and consumer loans, corporate, institutional and personal trust services, and demand and time deposit accounts. The Adviser employs an experienced staff of professional investment analysts, portfolio managers and traders. The staff manages the bond portfolios for the Corporation that includes government, corporate, mortgage and municipal securities with a total value of $1.19 billion as of December 31, 2002. In addition, the Adviser provides investment management services to trust customers of WesBanco Trust and Investment Services. The total assets of WesBanco Trust and Investment Services are valued at $2.3 billion.


THE FUNDS' PORTFOLIO MANAGERS ARE:

Jerome B. Schmitt

Jerome B. Schmitt has been a co-portfolio manager of the Funds since their inception. He has been employed by the Adviser since 1972 and served as Senior Vice President of Trust and Investments from 1991 to 1996, and has been Executive Vice President of Trust and Investments since June 1996. Mr. Schmitt is a Chartered Financial Analyst and received his M.A. in Economics from Ohio University. Mr. Schmitt is responsible for supervising the activities of the Trust and Investment Departments of the Adviser.

David B. Ellwood

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David B. Ellwood has been a co-portfolio manager of the Funds since their inception. He has been employed by the Adviser since 1982 and has been Senior Vice President--Investments since May 2000. Mr. Ellwood is a Chartered Financial Analyst and received a B.S. degree in Business Administration from Wheeling Jesuit College. Mr. Ellwood is responsible for portfolio management, investment research and assisting in the supervision of the investment activities of the Investment Department.


Christopher G. Karpinski

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Christopher G. Karpinski was named co-portfolio manager of the West Virginia Municipal Bond Fund in February 2001. He has been employed by the Adviser as a Vice President--Investments since May 2002. Mr. Karpinski received a BS degree in Business Administration from West Liberty State College. Mr. Karpinski's responsibilities include portfolio management, investment research and security trading for the Trust and Investment Departments of the Adviser.


ADVISORY FEES


The Adviser receives an annual investment advisory fee equal to a percentage of each Fund's average daily net assets at the following rates: 0.75% of the Small Company Growth Fund, Growth Fund and Balanced Fund, and 0.60% of the Bond Fund and West Virginia Municipal Bond Fund. The Adviser may voluntarily waive a portion of its fee or reimburse a Fund for certain operating expenses.


Financial Information

FINANCIAL HIGHLIGHTS

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The following Financial Highlights will help you understand the Funds' financial performance for the past five fiscal years, or since inception, if the life of a Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of all dividends and capital gains.


This information has been audited by Deloitte & Touche LLP, whose report, along with the Funds' audited financial statements, is included in the Annual Report.

Financial Highlights


(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

Year Ended January 31,	Net Asset Value, Beginning of Period	Net Investment Income (Net Operating Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments
WesMark Small Company Growth Fund
2001(c)	$10.00	(0.01)	(0.36)	(0.37)	--	(0.23)
2002	$9.40	(0.05)	(2.24)	(2.29)	--	(0.21)
2003	$6.90	(0.00)	(2.15)	(2.15)	--	--
WesMark Growth Fund
1999	$11.15	0.06	2.38	2.44	(0.06)	(0.79)
2000	$12.74	0.01	3.95	3.96	(0.01)	(1.60)
2001	$15.09	0.08	3.48	3.56	(0.08)	(3.47)
2002	$15.10	0.04	(2.61)	(2.57)	(0.03)	(0.59)
2003	$11.91	0.02	(2.69)	(2.67)	(0.01)	--
WesMark Balanced Fund
1999(e)	$10.00	0.24	0.30	0.54	(0.24)	(0.49)
2000	$9.81	0.25	1.07	1.32	(0.25)	(0.24)
2001	$10.64	0.27	1.26	1.53	(0.27)	(0.76)
2002	$11.14	0.21	(1.57)	(1.36)	(0.21)	(0.22)
2003	$9.35	0.17	(1.73)	(1.56)	(0.18)	--
WesMark Bond Fund
1999(e)	$10.00	0.43	0.13	0.56	(0.43)	(0.02)
2000	$10.11	0.56	(0.89)	(0.33)	(0.56)	(0.01)
2001	$9.21	0.59	0.63	1.22	(0.59)	--
2002	$9.84	0.53	0.11	0.64	(0.53)	--
2003	$9.95	0.39	0.03	0.42	(0.39)	--
WesMark West Virginia Municipal Bond Fund
1999	$10.30	0.43	0.12	0.55	(0.43)	(0.01)
2000	$10.41	0.44	(0.72)	(0.28)	(0.44)	(0.03)
2001	$9.66	0.45	0.61	1.06	(0.45)	(0.00)(f)
2002	$10.27	0.45(g)	0.04(g)	0.49	(0.44)	--
2003	$10.32	0.39	0.22	0.61	(0.39)	--

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and the net investment income (net operating loss) ratios shown.

(c) Reflects operations for the period from August 8, 2000 (date of initial public investment) to January 31, 2001.

(d) Computed on an annualized basis.

(e) Reflects operations for the period from April 20, 1998 (date of initial public investment) to January 31, 1999.

(f) Amount represents less than 0.01%.

(g) As required effective February 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants ("AICPA") Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. For the year ended January 31, 2002, this change increased the net investment income per share by $0.01, decreased net realized gain per share by $0.01, and increased the ratio of net investment income to average net assets from 4.32% to 4.36%. Per share, ratios and supplemental data for the periods prior to February 1, 2001, have not been restated to reflect this change in presentation.

Further information about the Fund's performance is contained in the Annual Report, dated January 31, 2003, which can be obtained free of charge.

			Ratios to Average Net Assets
Total Distributions	Net Asset Value, End of Period	Total Return(a)	Expenses	Net Investment Income (Net Operating Loss)	Expense Waiver/ Reimbursement (b)	Net Assets, End of Period (000 omitted)	Portfolio Turnover Rate

(0.23)	$9.40	(3.16)%	1.70%(d)	(0.40)%(d)	0.28%(d)	$25,162	27%
(0.21)	$6.90	(24.53)%	1.47%	(0.73)%	0.20%	$23,044	24%
--	$4.75	(31.16)%	1.48%	(0.91)%	0.29%	$13,696	40%

(0.85)	$12.74	22.58%	1.04%	0.50%	0.01%	$135,078	58%
(1.61)	$15.09	31.22%	0.95%	0.10%	0.01%	$183,304	71%
(3.55)	$15.10	25.41%	0.97%	0.58%	0.01%	$256,282	77%
(0.62)	$11.91	(17.23)%	0.97%	0.30%	0.01%	$241,313	37%
(0.01)	$9.23	(22.40)%	1.12%	0.18%	0.01%	$185,055	36%

(0.73)	$9.81	5.50%	1.15%(d)	3.03%(d)	0.09%(d)	$60,887	57%
(0.49)	$10.64	13.52%	0.90%	2.38%	0.15%	$73,864	44%
(1.03)	$11.14	14.99%	0.98%	2.41%	0.11%	$86,205	48%
(0.43)	$9.35	(12.40)%	0.97%	2.09%	0.10%	$77,839	42%
(0.18)	$7.61	(16.87)%	1.18%	2.07%	0.03%	$58,809	36%

(0.45)	$10.11	5.70%	0.90%(d)	5.47%(d)	0.07%(d)	$117,646	39%
(0.57)	$9.21	(3.41)%	0.72%	5.85%	0.10%	$125,123	26%
(0.59)	$9.84	13.71%	0.82%	6.22%	0.06%	$152,227	25%
(0.53)	$9.95	6.61%	0.78%	5.28%	0.05%	$161,789	50%
(0.39)	$9.98	4.27%	0.94%	3.89%	0.01%	$168,551	64%

(0.44)	$10.41	5.46%	0.74%	4.20%	0.29%	$67,434	17%
(0.47)	$9.66	(2.77)%	0.65%	4.37%	0.30%	$64,057	30%
(0.45)	$10.27	11.26%	0.73%	4.53%	0.30%	$63,625	29%
(0.44)	$10.32	4.92%	0.66%	4.36%(g)	0.30%	$65,595	26%
(0.39)	$10.54	6.04%	0.84%	3.76%	0.21%	$70,957	17%



A Statement of Additional Information (SAI) dated March 31, 2003 is incorporated by reference into this prospectus. Additional information about the Funds and their investments is contained in the Funds' SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion and Analysis discusses market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Funds at 1-800-864-1013.


You can obtain information about the Funds (including the SAI) by writing to or visiting the Public Reference Room of the Securities and Exchange Commission in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.


WesMark Funds

5800 Corporate Drive
Pittsburgh, PA 15237-7010

Edgewood Services, Inc., Distributor

Investment Company Act File No. 811-7925
Cusip 951025501
Cusip 951025204
Cusip 951025303
Cusip 951025402
Cusip 951025105


25314 (3/03)


[Logo of WesBanco]

WESMARK SMALL COMPANY GROWTH FUND (WMKSX)

WESMARK GROWTH FUND (WMKGX)

WESMARK BALANCED FUND (WMBLX)

WESMARK BOND FUND (WMBDX)

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND (WMKMX)


MARCH 31, 2003


[Logo of Wesmark]

WesMark Funds SM

Family of Funds

COMBINED PROSPECTUS

PRIVACY POLICY ENCLOSED

WesBanco

Investment Department

Investment Adviser
A Division of WesBanco Bank, Inc.

Cusip	951025501
Cusip	951025204
Cusip	951025303
Cusip	951025402
Cusip	951025105

Edgewood Services, Inc., Distributor


25314 (3/03)


                                   WESMARK FUNDS

                         WesMark Small Company Growth Fund
                                WesMark Growth Fund
                               WesMark Balanced Fund
                                 WesMark Bond Fund
                     WesMark West Virginia Municipal Bond Fund

                      Statement of Additional Information
                                  March 31, 2003

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus of the WesMark Funds dated March 31, 2003.

This SAI incorporates by reference the Funds' Annual Report. Obtain the
Prospectus or the Annual Report without charge by calling 1-800-864-1013.

CONTENTS
===================================================================================

How Are the Funds Organized?---------------------------------------------

Securities in Which the Funds Invest-------------------------------------

What Do Shares Cost?-----------------------------------------------------

How Are the Funds Sold?--------------------------------------------------

Exchanging Securities for Shares-----------------------------------------

Redemption in Kind-------------------------------------------------------

Account and Share Information--------------------------------------------

Tax Information----------------------------------------------------------

Who Manages and Provides Services to the Funds?--------------------------

Fees Paid by the Funds for Services--------------------------------------

How Do the Funds Measure Performance?------------------------------------

Financial Information----------------------------------------------------

Addresses----------------------------------------------------------------

Edgewood Services, Inc., Distributor,
subsidiary of Federated Investors, Inc.
25370 (3/03)

HOW ARE THE FUNDS ORGANIZED?

WesMark  Funds  (Trust) is an  open-end,  management  investment  company  that was established  under the laws of the Commonwealth of Massachusetts on March 1,  1996.
The Trust may offer separate  series of shares  representing  interests in separate portfolios of securities.  The Trust currently offers four diversified  portfolios:
WesMark Small Company  Growth Fund (Small  Company  Growth  Fund),  WesMark  Growth
Fund (Growth Fund),  WesMark  Balanced Fund (Balanced  Fund), and WesMark Bond Fund
(Bond Fund),  and one non diversified  portfolio,  WesMark West Virginia  Municipal
Bond Fund  (Municipal  Bond  Fund).  The  Funds'  investment  adviser  is  WesBanco
Investment Department (Adviser).

SECURITIES IN WHICH THE FUNDS INVEST

In pursuing their investment strategy, the Funds may invest in the following securities for any purpose that is consistent with their investment objective.
The following table indicates which types of securities are:

P = Principal investment of a Fund;
A = Acceptable (but not principal) investment of a Fund; or
N = Not an acceptable investment of a Fund.

--------------------------------------------------------------------------
    Securities        Small    Growth     Balanced     Bond    Municipal
                     Company      Fund      Fund       Fund    Bond Fund
                   Growth Fund
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Common Stocks           P          P          P         A          N
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Preferred Stocks        P          P          P         A          N
--------------------------------------------------------------------------
--------------------------------------------------------------------------
REITs                   A          A          A         A          N
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Warrants                A          A          A         N          N
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Treasury Securities     A          A          P         P          A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Agency Securities       A          A          P         P          A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Corporate Debt          A          A          P         P          N
Securities
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Commercial Paper        A          A          A         A          A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Bank Instruments        A          A          A         A          A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Mortgage Backed         N          N          P         P          N
Securities
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Collateralized          N          N          P         P          N
Mortgage
Obligations
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Asset Backed            N          N          P         P          N
Securities
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Zero Coupon             N          N          A         A          A
Securities
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Credit Enhancement      N          N          A         A          P
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Convertible             A          A          A         A          N
Securities
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Tax Exempt              N          N          N         N          P
Securities
--------------------------------------------------------------------------
--------------------------------------------------------------------------
General Obligation      N          N          N         N          P
Bonds
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Special Revenue         N          N          N         N          P
Bonds
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Private Activity        N          N          N         N          A
Bonds
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Tax Increment           N          N          N         N          A
Financing
Bonds
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Municipal Notes         N          N          N         N          A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Variable Rate           N          N          A         A          A
Demand Instruments
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Municipal Leases        N          N          N         N          A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Foreign Securities      A          A          A         A          N
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Depositary Receipts     A          A          A         N          N
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Derivative              A          A          A         A          A
Contracts
--------------------------------------------------------------------------

--------------------------------------------------------------------------
Futures                 A          A          A         A          A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Options                 A          A          A         A          A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Repurchase              A          A          A         A          A
Agreements
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Reverse Repurchase      A          A          A         A          A
Agreements
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Delayed Delivery        A          A          A         A          A
Transactions
--------------------------------------------------------------------------
--------------------------------------------------------------------------
To Be Announced         A          A          A         A          N
Securities
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Dollar Rolls            A          A          A         A          N
--------------------------------------------------------------------------

-----------------------------------------------------------------------------------

SECURITIES DESCRIPTIONS AND TECHNIQUES

Equity Securities
Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. A Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Funds may invest.

    Common Stocks
    Common stocks are the most common type of equity security.  While holders of common stocks may receive a portion of the issuer's earnings in the form of dividends, dividends are generally only paid after the issuer pays its creditors and any preferred stockholders.  In addition, issuers generally have discretion as to the payment of any dividends. Therefore a Fund cannot predict the income it will receive, if any, from common stocks.  However, common stocks offer greater potential for appreciation than many other types of securities because their value generally increases with the value of the issuer's business.  As a result, changes in an issuer's earnings may directly influence the value of its common stock.

    Preferred Stocks
    Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock.  Some preferred stocks also participate in dividends and distributions paid on common stock.  Preferred stocks may also permit the issuer to redeem the stock.  The Funds may also treat such redeemable preferred stock as a fixed income security.  Because preferred stock dividends usually must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks.  However, preferred stocks do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities.

    Real Estate Investment Trusts (REITs)
    REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

    Warrants
    Warrants give a Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). A Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

Fixed Income Securities

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which a Fund may invest.

    Treasury Securities
    Treasury securities are direct obligations of the federal government of the
    United States. Treasury securities are generally regarded as having the lowest credit risks.

    Agency Securities
    Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The
    United States supports some GSEs with its full, faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few
    GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

    The Funds treat mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

    Corporate Debt Securities
    Corporate debt securities are fixed income securities issued by businesses.
    Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

    In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated)
    securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

    Commercial Paper
    Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

    Bank Instruments
    Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Collateralized Mortgage Obligations (CMOs)
CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and market risks for each CMO class.

    Sequential CMOs
    In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

    PACs, TACs and Companion Classes
    More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

    Floaters and Inverse Floaters
    Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as the London Interbank Offered Rate (LIBOR). The other class
    (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse
    Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and interest rate risks from the Floater to the
    Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

    Z Classes and Residual Classes
    CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly,
    REMICs have residual interests that receive any mortgage payments not allocated to another REMIC class.

    The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

Convertible Securities
Convertible securities are fixed income securities that a Fund has the option to exchange for equity securities at a specified conversion price. The option allows a Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, a Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, a Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities.
In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit a Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

The Funds treat convertible securities as both fixed income and equity securities for purposes of their investment policies and limitations, because of their unique characteristics.

Foreign Securities
Foreign securities are securities of issuers based outside the United States. The
Funds consider an issuer to be based outside the United States if:
o     it is organized under the laws of, or has a principal office located in, another country;
o     the principal trading market for its securities is in another country; or
o     it (or its subsidiaries) derived in its most current fiscal year at least
      50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.
Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

Depositary Receipts
Depositary receipts represent interests in underlying shares issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. American Depositary Receipts (ADRs) are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts
(GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

Foreign Exchange Contracts
In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the International Equity Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the
Fund's exposure to currency risks.

Derivative Contracts
Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps)
require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price.
Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make
(or collect) daily payments to the margin accounts to reflect losses (or gains)
in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, a Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the
Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent a Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

A Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between a Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how a Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease a Fund's exposure to interest rate and currency risks, and may also expose a Fund to liquidity and leverage risks. OTC contracts also expose a Fund to credit risks in the event that a counterparty defaults on the contract.

A Fund may trade in the following types of derivative contracts.

Futures Contracts
Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset.
Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

Options
Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer)
of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

A Fund may:

o     Buy put options on portfolio securities, securities indices, and listed put options on futures contracts in anticipation of a decrease in the value of the underlying asset;

o     Write covered call options on portfolio securities and listed call options on futures contracts to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by a Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received;

o     Write secured put options on portfolio securities (to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset). In writing puts, there is a risk that a
      Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price;

o     When a Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts; and

o     Buy or write options to close out existing options positions.

A Fund may also write call options on financial futures contracts to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by a Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

A Fund may also write put options on financial futures contracts to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset. In writing puts, there is a risk that a
Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price. When a Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

Municipal Bond Insurance
The Municipal Bond Fund may purchase municipal securities covered by insurance which guarantees the timely payment of principal at maturity and interest on such securities ("Policy" or "Policies"). These insured municipal securities are either (1) covered by an insurance policy applicable to a particular security, whether obtained by the issuer of the security or by a third party
("Issuer-Obtained Insurance") or (2) insured under master insurance policies issued by municipal bond insurers, which may be purchased by the Fund. The premiums for the Policies may be paid by the Fund and the yield on the Fund's portfolio may be reduced thereby.

The Fund may require or obtain municipal bond insurance when purchasing municipal securities which would not otherwise meet the Fund's quality standards. The Fund may also require or obtain municipal bond insurance when purchasing or holding specific municipal securities, when, in the opinion of the Fund's Adviser, such insurance would benefit the Fund (for example, through improvement of portfolio quality or increased liquidity of certain securities). The Fund's Adviser anticipates that between 30% and 70% of the Fund's net assets will be invested in municipal securities which are insured.

Issuer-Obtained Insurance policies are non-cancellable and continue in force as long as the municipal securities are outstanding and their respective insurers remain in business. If a municipal security is covered by Issuer-Obtained
Insurance, then such security need not be insured by the Policies purchased by a
Fund.

The Fund may purchase two types of Policies issued by municipal bond insurers.
One type of Policy covers certain municipal securities only during the period in which they are in the Fund's portfolio. In the event that a municipal security covered by such a Policy is sold from a Fund, the insurer of the relevant Policy will be liable for those payments of interest and principal which are due and owing at the time of the sale.

The other type of Policy covers municipal securities not only while they remain in the Fund's portfolio but also until their final maturity if they are sold out of the Fund's portfolio, so that the coverage may benefit all subsequent holders of those municipal securities. The Fund will obtain insurance which covers municipal securities until final maturity even after they are sold out of the
Fund's portfolio only if, in the judgment of the Adviser, the Fund would receive net proceeds from the sale of those securities, after deducting the cost of such permanent insurance and related fees, significantly in excess of the proceeds it would receive if such municipal securities were sold without insurance. Payments received from municipal bond issuers may not be tax-exempt income to shareholders of the Fund.

The Fund may purchase municipal securities insured by Policies from MBIA Corp.
("MBIA"), AMBAC Indemnity Corporation ("AMBAC"), Financial Guaranty Insurance
Company ("FGIC"), or any other municipal bond insurer which is rated AAA by
S&P or Aaa by Moody's. Each Policy guarantees the payment of principal and interest on those municipal securities it insures. The Policies will have the same general characteristics and features. A municipal security will be eligible for coverage if it meets certain requirements set forth in the Policy. In the event interest or principal on an insured municipal security is not paid when due, the insurer covering the security will be obligated under its Policy to make such payment not later than 30 days after it has been notified by the Fund that such non-payment has occurred. MBIA, AMBAC, and FGIC will not have the right to withdraw coverage on securities insured by their Policies so long as such securities remain in the Fund's portfolio, nor may MBIA, AMBAC, or FGIC cancel their Policies for any reason except failure to pay premiums when due.

MBIA, AMBAC, and FGIC will reserve the right at any time upon 90 days' written notice to the Fund to refuse to insure any additional municipal securities purchased by the Fund after the effective date of such notice. The Fund reserves the right to terminate any of the Policies if they determine that the benefits to a Fund of having its portfolio insured under such Policy are not justified by the expense involved.

Additionally, the Fund reserves the right to enter into contracts with insurance carriers other than MBIA, AMBAC, or FGIC if such carriers are rated AAA by
S&P or Aaa by Moody's.

SPECIAL TRANSACTIONS

Repurchase Agreements
Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting a Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Funds' custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements
Reverse repurchase agreements are repurchase agreements in which a Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by a Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because a Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Delayed Delivery Transactions
Delayed delivery transactions, including when issued transactions, are arrangements in which a Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default. These transactions create leverage risks.

    To Be Announced Securities (TBAs)
    As with other when-issued transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, a Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage-backed transaction, a Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. However, the seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage-backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Fund.

    Dollar Rolls
    Dollar rolls are transactions where a Fund sells mortgage backed securities with a commitment to buy similar, but not identical, mortgage-backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage-backed securities. Dollar rolls are subject to interest rate risks and credit risks.

Securities Lending
A Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the
Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The
Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to interest rate risks and credit risks. These transactions create leverage risks.

Investing in Securities of Other Investment Companies
The Funds may invest its assets in securities of other investment companies, including the securities of money market funds affiliated with Federated
Investors, as an efficient means of carrying out its investment policies and managing its uninvested cash.

INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES
The Adviser will determinate whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services.
For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

INVESTMENT RISKS
There are many factors which may effect an investment in a Fund. The Funds'
principal risks are described in its prospectus. Additional risk factors are outlined below.

Interest Rate Risks
o     Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

o     Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks
o     Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

o     Many fixed income securities receive credit ratings from services such as
    Standard & Poor's and Moody's Investor Services. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Adviser's credit assessment.

o     Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity
    (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

o     Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

Call Risks
o     Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price.
    An increase in the likelihood of a call may reduce the security's price.

o     If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

West Virginia Investment Risks
Because it is invested primarily in securities issued by the state of West
Virginia, its local governments and their agencies, the West Virginia Municipal
Bond Fund is subject to the risks of West Virginia's economy and the financial conditions of the state and local governments and agencies.

West Virginia's economy is heavily dependent on industries such as coal mining, chemicals and manufacturing, which are undergoing significant consolidation and change. It is also dependent on governmental, health and similar service industries. The coal industry has received a new emphasis from the Bush administration's energy policies. However, the industry is at risk for two reasons: the Kyoto Treaty to reduce greenhouse gas emissions and recent litigation significantly curtailing mountaintop mining. These may affect the economic feasibility of conducting mining operations in the future. Nevertheless, in large part due to a strong market for coal, the coal mining industry added
1,500 jobs in the year ended March 2002. Overall, jobs have been lost in the manufacturing, primary metals, chemical and glass industries. In all, 5,100 manufacturing jobs were lost during the year ended March 2002. Healthcare and social services experienced job increases. In many of the rural counties of the state, the area hospital and the local school board are the
primary employers. Most of the state's hospitals are operating with slim margins, and the school enrollment is declining in most areas.  The state is focused on further developing its tourist industry, which generated $2.8 billion from over
21 million visitors in 2001 (a 7.4% increase, compared to a 2.7% increase nationally). One of West Virginia's biggest assets is its surplus of power: West
Virginia has the highest surplus of power generated and not used within the state, contrasted with 19 states and the District of Columbia, which each had a power deficit during the first 11 months of 2000 and had to import power.
Generally, the state continues to work toward diversification of its economy and improvement of its roads and other  infrastructure. Both efforts have yielded some success in recent years. Since 1991 more than 100,000 new jobs have been created, and more than 969 business have been attracted, creating more than $8.4 billion in new investment.

Overall, the state's economy has reflected the national downward trend. However, the rate of job loss in 2001 was less than the national (0.6% compared to 0.8%
nationally). In addition, the unemployment rate decreased, from 5.5% in December
2000 to 4.6% in December 2001, the lowest unemployment rate since the 1970s. This contrasts with the national unemployment rate, which increased from 4% in
December 2000 to 5.8% in December 2001. In March 2002, West Virginia's seasonally adjusted unemployment rate rose three-tenths of a percentage point to 5.9%, slightly exceeding the national rate, which rose two-tenths of a percentage point to 5.7%.

In the year 2000, West Virginia had approximately 1,800,000 citizens, with a per capita income of $21,915. From July 2000 to July 2001, West Virginia's population decreased by 0.3% (5,000 persons), compared to a national population increase of
0.9%.  This was caused by both a net out-migration of residents and a negative natural increase during the July 2000 to July 2001 period.  West Virginia's population is the oldest in the nation, with approximately 15% of its residents over the age of 65.

West Virginia has focused considerable efforts on infrastructure, including roads, schools, water and sewer. Since 1989, $5.2 billion has been invested in roads and bridges, and, in 2001, the state issued the last in a series of $550 million in general obligation road bonds. Since 1996, over $1 billion (including almost $300 million in general obligation bond proceeds) has been invested in water and sewer projects across the state. The state has not enacted any significant tax increases (other than the healthcare provider tax) since
1989 and has managed to end many of the intervening years with surpluses. The
West Virginia Legislature has created a Rainy Day Fund, which had a balance of approximately $63 million in December 2001. However, the Governor has ordered state agencies to examine their budgets for possible reductions in order to avert a projected $110 million shortfall for the fiscal year ending June 30, 2003. The
State Legislature has developed and is complying with a 40-year plan to eliminate the approximately $4.2 billion unfunded
liability of certain state pension funds. Nevertheless, the Legislature authorized and the Governor has determined to proceed toward the issuance, subject to certain criteria, of $3.9 billion in general obligation bonds to redeem a portion of the unfunded liability.  Approximately $500 million of the state's revenue is attributable to the state's lottery. The state has since 1990 issued over $400 million in bonds for school buildings and improvements and for economic development, to be repaid from lottery proceeds. In
2002, the State Legislature authorized the issuance of up to additional $200 million in lottery bonds for economic development. The bond authorization was part of an economic and tax package, which also included redevelopment districts and several tax credits, enacted by the State Legislature in its continuing efforts to improve and diversify the state's economy.

fundamental investment objectives and policies

o     WesMark Small Company Growth Fund seeks capital appreciation.
o     WesMark Growth Fund seeks capital appreciation.
o     WesMark Balanced Fund seeks capital appreciation and income.
o     WesMark Bond Fund seeks high current income consistent with preservation of capital.
o     WesMark West Virginia Municipal Bond Fund seeks current income which is exempt from federal income
o     tax and the income taxes imposed by the State of West Virginia.
As a matter of fundamental policy, the WesMark West Virginia Municipal Bond Fund will invest its assets so that, under normal circumstances, at least 80% of its net assets are invested in obligations, the interest income from which is exempt from federal income tax and income taxes imposed by the State of West Virginia.
For the purposes of this policy, the tax-free interest must not be a preference item for purposes of computing the federal alternative minimum tax.

INVESTMENT LIMITATIONS

Borrowing Money and Issuing Senior Securities
The Funds may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (1940
Act).

Diversification of Investments
With respect to securities comprising 75% of the value of their total assets, the
Growth Fund, Balanced Fund, Bond Fund and Small Company Growth Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such
U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of each Fund's total assets would be invested in the securities of that issuer, or each Fund would own more than 10% of the outstanding voting securities of that issuer.

Underwriting
The Funds may not underwrite the securities of other issuers, except that the
Funds may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where they may be considered to be an underwriter under the Securities Act of 1933.

Investing in Real Estate
The Funds may not purchase or sell real estate, provided that this restriction does not prevent the Funds from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The
Funds may exercise their rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Commodities
The Funds may not purchase or sell physical commodities, provided that the Funds may purchase securities of companies that deal in commodities.

Lending Cash or Securities
The Funds may not make loans, provided that this restriction does not prevent the
Funds from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Concentration of Investments
The Funds will not make investments that will result in the concentration of their investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry. The investment of more than 25% of the value of the Fund's total assets in any one industry will constitute
"concentration."

The above investment limitations cannot be changed unless authorized by the board of Trustees (Board) and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following investment limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Buying on Margin
The Funds will not purchase securities on margin, provided that the Funds may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Funds may make margin deposits in connection with their use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Pledging Assets
The Funds will not mortgage, pledge, or hypothecate any of their assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Investing in Illiquid Securities
The Funds will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of each Fund's net assets.

Writing Covered Call Options and Purchasing Put Options
With respect to the Bond Fund and the Balanced Fund, the Fund will not write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment. The Fund will not purchase put options on securities unless the securities are held in the Fund's portfolio.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value, or net assets will not result in a violation of such restriction.

As a matter of non-fundamental policy, for purposes of concentration policy, (a)
utility companies will be divided according to their services (for example, gas, gas transmission, electric and telephone will be considered a separate industry);
(b) financial service companies will be classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance will each be considered a separate industry); and (c) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Funds will not exclude foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of each Fund's total assets in any one industry will constitute
"concentration."

As a matter of non-fundamental policy, for purposes of the commodities policy, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

For purposes of its policies and limitations, the Funds consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

DETERMINING MARKET VALUE OF SECURITIES
Market values of each Fund's portfolio securities are determined as follows:

o     for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available; in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

o     for bonds and other fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost;

o     futures contracts and options are valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

o     for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

o     for all other securities, at fair value as determined in good faith by the
    Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

WHAT DO SHARES COST?

Each Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of each Fund.

ELIMINATING THE FRONT-END SALES CHARGE
You can eliminate the applicable front-end sales charge, as follows:

Quantity Discounts
Larger purchases of the WesMark Funds eliminate or reduce the sales charge you pay. You can combine purchases of Shares made on the same day by you, your spouse and your children under age 21. In addition, purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined.

Accumulated Purchases
If you make an additional purchase of Shares, you can count previous Share purchases still invested in the Fund in calculating the applicable sales charge on the additional purchase.

Concurrent Purchases
You can combine concurrent purchases of the same share class of two or more
WesMark Funds in calculating the applicable sales charge.

Letter of Intent
You can sign a Letter of Intent committing to purchase a certain amount of the
WesMark Funds Shares within a 13-month period to combine such purchases in calculating the sales charge. The Funds' custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of
Intent, the custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.

Reinvestment Privilege
You may reinvest, within 120 days, your Share redemption proceeds at the next determined NAV without any sales charge.

Purchases by Affiliates of the Fund
Because there are nominal sales efforts associated with their purchases, the following individuals and their immediate family members may buy Shares at NAV without any sales charge: Trustees, employees, directors and officers of
WesBanco, Federated Investors, Inc. and sales representatives of the Funds, the
Adviser, the Distributor and their affiliates, and members of their immediate families; any associated person of an investment dealer who has a sales agreement with the Distributor; and trusts, pension or profit-sharing plans for these individuals.

Waiver of Sales Charge by Investment Professionals

The sales charge will be waived when purchases are made through investment professionals or dealers who choose to receive no portion of the sales charge.

HOW ARE THE FUNDS SOLD?

Under the Distributor's Contract with the Funds, the Distributor (Edgewood
Services, Inc.) offers Shares on a continuous, best-efforts basis.

The Distributor receives a front-end sales charge on certain Share sales. The
Distributor generally pays up to 90% (and as much as 100%) of this charge to investment professionals for sales and/or administrative services. Any payments to investment professionals in excess of 90% of the front-end sales charge are considered supplemental payments. The Distributor retains any portion not paid to an investment professional.

Rule 12b-1 plan
As a compensation type plan, the Rule 12b-1 Plan is designed to pay the
Distributor (who may then pay investment professional such as banks, broker/dealers, trust departments of banks, and registered investment advisers)
for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Funds achieve economies of scale, reduce per Share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Funds' service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Funds may compensate the Distributor more or less than its actual marketing expenses. In no event will a Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

SHAREHOLDER SERVICES
The Funds may pay WesBanco for providing shareholder services and maintaining shareholder accounts. WesBanco may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS
Investment professionals may be paid fees out of the assets of the Distributor and/or WesBanco (but not out of Fund assets). The Distributor and/or WesBanco may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Funds or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

EXCHANGING SECURITIES FOR SHARES

You may contact your investment professional to request a purchase of shares in an exchange for securities you own. The Funds reserve the right to determine whether to accept your securities and the minimum market value to accept. The
Funds will value your securities in the same manner as they value their assets.
This exchange is treated as a sale of your securities for federal tax purposes.

SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of shares.
This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Funds intend to pay Share redemptions in cash, they reserve the right, as described below, to pay the redemption price in whole or in part by a distribution of the Funds' portfolio securities.

Because  the Funds have  elected to be  governed  by Rule 18f-1 under the 1940 Act, the Funds are obligated to pay Share  redemptions  to any one  shareholder  in cash only up to the  lesser of  $250,000  or 1% of the net  assets  represented  by such
Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Funds' Board determines that payment should be in kind. In such a case, the
Funds will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as each Fund determines its NAV. The portfolio securities will be selected in a manner that the Funds' Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each Share of each Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund, only Shares of that Fund are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

As of March 3, 2003, the following shareholder(s) owned of record, beneficially, or both, 5% or more of outstanding shares of the Small Company Growth Fund:
Dolling & Co., Wheeling, WV owned approximately 2,474,393 Shares (88.39%).

As of March 3 , 2003, the following shareholder(s) owned of record, beneficially, or both, 5% or more of outstanding shares of the Growth Fund: Dolling & Co.,
Wheeling, WV owned approximately 17,932,409 Shares (90.20%).

As of March 3, 2003, the following shareholder(s) owned of record, beneficially, or both, 5% or more of outstanding shares of the Balanced Fund: Dolling &
Co., Wheeling, WV owned approximately 7,169,425 Shares (93.72%).

As of March 3, 2003, the following shareholder(s) owned of record, beneficially, or both, 5% or more of outstanding shares of the Bond Fund: Dolling & Co.,
Wheeling, WV owned approximately 15,623,879 Shares (92.43%); and Saxon and Co.,
Philadelphia, PA owned approximately 895,738 Shares (5.30%).

As of March 3, 2003, the following shareholder(s) owned of record, beneficially, or both, 5% or more of outstanding shares of the Municipal Bond Fund: Dolling
& Co., Wheeling, WV owned approximately 6,428,370 Shares (95.45%).

Shareholders owning 25% or more of outstanding shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

TAX INFORMATION

FEDERAL INCOME TAX
The Funds intend to meet requirements of Subchapter M of the Internal Revenue
Code applicable to regulated investment companies. If these requirements are not met, they will not receive special tax treatment and will pay federal income tax.

Each Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the
Trust's other portfolios will be separate from those realized by the Fund.

FOREIGN INVESTMENTS
If the Small Company Growth Fund, Growth Fund, Balanced Fund or Bond Fund
purchase foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Funds would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Funds intend to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year.
Book income generally consists solely of the coupon income generated by the portfolio, whereas tax-basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If a Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Funds may be
subject to federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of a Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of a Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

WEST VIRGINIA TAXES

Under existing West Virginia laws, distributions made by the Municipal Bond Fund will not be subject to the West Virginia personal income tax to the extent that such distributions qualify as exempt-interest dividends under the Internal
Revenue Code of 1986, as amended, and represent (i) interest income from obligations of the United States and its possessions; or (ii) interest or dividend income from obligations of any authority, commission or instrumentality of the United States or the State of West Virginia exempt from state income taxes under the laws of the United States or of the State of West Virginia. For
purposes of the West Virginia corporate income tax, a special formula is used to compute the extent to which Fund distributions are exempt.

The Secretary of the Department of Tax and Revenue has indicated on an informed basis that Fund shares should be exempt from personal property taxes.
Shareholders should consult their own tax adviser for more information on the application of personal property taxes on Fund shares.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES
The Board is responsible for managing the Funds' business affairs and for exercising all the Funds' powers except those reserved for the shareholders.  The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list Board members who are
"interested persons" of the Funds (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue,
Pittsburgh, PA.  The WesMark Fund Complex consists of one investment company
(comprising five portfolios).  Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and
also serves as a Board member of the following investment company complexes:
Banknorth Funds-five portfolios; CCMI Funds-two portfolios; Regions Funds-nine portfolios; Riggs Funds-eight portfolios; and Federated Investors Funds-138 portfolios.

As of March 3, 2003, the Funds' Board and Officers as a group owned approximately less than 1% of the Funds' outstanding Shares.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

Name                   rincipal Occupation(s) for Past Five     Aggregate
Birth Date             ears, Other Directorships Held and       Compensation
Address                revious Position(s)                      From Fund
Positions Held with   P                                         (past
Fund                  Y                                         fiscal
Date Service Began    P                                         year)
                      Principal Occupations: Chief Executive             $0
John F. Donahue*      Officer and Director or Trustee of the
Birth Date: July      Federated Fund Complex; Chairman and
28, 1924              Director, Federated Investors, Inc.;
CHAIRMAN AND TRUSTEE  Chairman, Federated Investment
Began serving:        Management Company, Federated Global
February 1996         Investment Management Corp. and
                      Passport Research, Ltd.

                      Previous Positions: Trustee, Federated
                      Investment Management Company and
                      Chairman and Director, Federated
                      Investment Counseling.

                      Principal Occupations: President or                $0
J. Christopher        Executive Vice President of the
Donahue*              Federated Fund Complex; Director or
Birth Date: April     Trustee of some of the Funds in the
11, 1949              Federated Fund Complex; President,
TRUSTEE AND           Chief Executive Officer and Director,
EXECUTIVE VICE        Federated Investors, Inc.; President,
PRESIDENT             Chief Executive Officer and Trustee,
Began serving:        Federated Investment Management
February 1996         Company; Trustee, Federated Investment
                      Counseling; President, Chief Executive
                      Officer and Director, Federated Global
                      Investment Management Corp.; President
                      and Chief Executive Officer, Passport
                      Research, Ltd.; Trustee, Federated
                      Shareholder Services Company; Director,
                      Federated Services Company.

                      Previous Position: President, Federated
                      Investment Counseling.

                      Principal Occupations:  Director or         $1,324.22
Lawrence D. Ellis,    Trustee of the Federated Fund Complex;
M.D.*                 Professor of Medicine, University of
Birth Date: October   Pittsburgh; Medical Director,
11, 1932              University of Pittsburgh Medical Center
3471 Fifth Avenue     Downtown; Hematologist, Oncologist and
Suite 1111            Internist, University of Pittsburgh
Pittsburgh, PA        Medical Center.
TRUSTEE
Began serving:        Other Directorships Held: Member,
February 1996         National Board of Trustees, Leukemia
                      Society of America.
                      ----------------------------------------

                      Previous Position:  Trustee, University
                      of Pittsburgh; Director, University of
                      Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status:  John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries.  Lawrence D.
Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.
-----------------------------------------------------------------------------------

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

Name                   rincipal Occupation(s) for Past Five     Aggregate
Birth Date             ears, Other Directorships Held and       Compensation
Address                revious Position(s)                      From Fund
Positions Held with   P                                         (past
Fund                  Y                                         fiscal
Date Service Began    P                                         year)
                      Principal Occupation: Director or           $1,456.64
Thomas G. Bigley      Trustee of the Federated Fund Complex.
Birth Date:
February 3, 1934      Other Directorships Held: Director,
15 Old Timber Trail   Member of Executive Committee,
Pittsburgh, PA        Children's Hospital of Pittsburgh;
TRUSTEE               Director, University of Pittsburgh.
Began serving:
February 1996         Previous Position: Senior Partner,
                      Ernst & Young LLP.

                      Principal Occupations: Director or          $1,456.64
John T. Conroy, Jr.   Trustee of the Federated Fund Complex;
Birth Date: June      Chairman of the Board, Investment
23, 1937              Properties Corporation; Partner or
Grubb &           Trustee in private real estate ventures
Ellis/Investment      in Southwest Florida.
Properties
Corporation           Previous Positions: President,
3201 Tamiami Trail    Investment Properties Corporation;
North Naples, FL      Senior Vice President, John R. Wood and
TRUSTEE               Associates, Inc., Realtors; President,
Began serving:        Naples Property Management, Inc. and
February 1996         Northgate Village Development
                      Corporation.

                      Principal Occupation: Director or           $1,456.64
Nicholas P.           Trustee of the Federated Fund Complex.
Constantakis
Birth Date:           Other Directorships Held: Director,
September 3, 1939     Michael Baker Corporation (engineering
175 Woodshire Drive   and energy services worldwide).
Pittsburgh, PA
TRUSTEE               Previous Position: Partner, Andersen
Began serving:        Worldwide SC.
February 1998

                      Principal Occupation: Director or           $1,324.22
John F. Cunningham    Trustee of the Federated Fund Complex.
Birth Date: March
5, 1943               Other Directorships Held: Chairman,
353 El Brillo Way     President and Chief Executive Officer,
Palm Beach, FL        Cunningham & Co., Inc. (strategic
TRUSTEE               business consulting); Trustee
Began serving:        Associate, Boston College.
January 1999
                      Previous Positions: Director, Redgate
                      Communications and EMC Corporation
                      (computer storage systems); Chairman of
                      the Board and Chief Executive Officer,
                      Computer Consoles, Inc.; President and
                      Chief Operating Officer, Wang
                      Laboratories; Director, First National
                      Bank of Boston; Director, Apollo
                      Computer, Inc.

                      Principal Occupation: Director or           $1,324.22
Peter E. Madden       Trustee of the Federated Fund Complex;
Birth Date: March     Management Consultant.
16, 1942
One Royal Palm Way    Other Directorships Held: Board of
100 Royal Palm Way    Overseers, Babson College.
Palm Beach, FL
TRUSTEE               Previous Positions: Representative,
Began serving:        Commonwealth of Massachusetts General
February 1996         Court; President, State Street Bank and
                      Trust Company and State Street
                      Corporation (retired); Director, VISA
                      USA and VISA International; Chairman
                      and Director, Massachusetts Bankers
                      Association; Director, Depository Trust
                      Corporation; Director, The Boston Stock
                      Exchange.

                      Principal Occupations: Director or          $1,456.64
Charles F.            Trustee of the Federated Fund Complex;
Mansfield, Jr.        Management Consultant; Executive Vice
Birth Date: April     President, DVC Group, Inc. (marketing,
10, 1945              communications and technology) (prior
80 South Road         to 9/1/00).
Westhampton Beach,
NY                    Previous Positions: Chief Executive
TRUSTEE               Officer, PBTC International Bank;
Began serving:        Partner, Arthur Young & Company
January 1999          (now Ernst & Young LLP); Chief
                      Financial Officer of Retail Banking
                      Sector, Chase Manhattan Bank; Senior
                      Vice President, HSBC Bank USA
                      (formerly, Marine Midland Bank); Vice
                      President, Citibank; Assistant
                      Professor of Banking and Finance, Frank
                      G. Zarb School of Business, Hofstra
                      University.

                      Principal Occupations: Director or          $1,593.03
John E. Murray,       Trustee of the Federated Fund Complex;
Jr., J.D., S.J.D.     Chancellor and Law Professor, Duquesne
Birth Date:           University; Consulting Partner, Mollica
December 20, 1932     & Murray.
TRUSTEE
Began serving:        Other Directorships Held: Director,
February 1996         Michael Baker Corp. (engineering,
                      construction, operations and technical
                      services).

                      Previous Positions: President, Duquesne
                      University; Dean and Professor of Law,
                      University of Pittsburgh School of Law;
                      Dean and Professor of Law, Villanova
                      University School of Law.

                      Principal Occupations:  Director or         $1,324.22
Marjorie P. Smuts     Trustee of the Federated Fund Complex;
Birth Date: June      Public Relations/Marketing
21, 1935              Consultant/Conference Coordinator.
4905 Bayard Street
Pittsburgh, PA        Previous Positions: National
TRUSTEE               Spokesperson, Aluminum Company of
Began serving:        America; television producer;
February 1996         President, Marj Palmer Assoc.; Owner,
                      Scandia Bord.

                      Principal Occupations:  Director or         $1,324.22
John S. Walsh         Trustee of the Federated Fund Complex;
Birth Date:           President and Director, Heat Wagon,
November 28, 1957     Inc. (manufacturer of construction
2604 William Drive    temporary heaters); President and
Valparaiso, IN        Director, Manufacturers Products, Inc.
TRUSTEE               (distributor of portable construction
Began serving:        heaters); President, Portable Heater
January 1999          Parts, a division of Manufacturers
                      Products, Inc.

                      Previous Position: Vice President,
                      Walsh & Kelly, Inc.

OFFICERS**
-----------------------------------------------------------------------------------

Name                   rincipal Occupation(s) and Previous Position(s)
Birth Date
Address
Positions Held with
Fund                  P
                      Principal Occupations: Senior Vice President and
Peter J. Germain      Director of Proprietary Funds Services, Federated
--------------------  Services Company.
Birth Date:
September 3, 1959     Previous Positions:  Senior Corporate Counsel,
PRESIDENT             Federated Services Company.

                      Principal Occupations: Executive Vice President and
John W. McGonigle     Secretary of the Federated Fund Complex; Executive
Birth Date: October   Vice President, Secretary and Director, Federated
26, 1938              Investors, Inc.
EXECUTIVE VICE
PRESIDENT             Previous Positions: Trustee, Federated Investment
AND SECRETARY         Management Company and Federated Investment
                      Counseling; Director, Federated Global Investment
                      Management Corp., Federated Services Company and
                      Federated Securities Corp.

                      Principal Occupations: Treasurer of the Federated
Richard J. Thomas     Fund Complex; Senior Vice President, Federated
Birth Date: June      Administrative Services.
17, 1954 TREASURER
                      Previous Positions: Vice President, Federated
                      Administrative Services; held various management
                      positions within Funds Financial Services Division
                      of Federated Investors, Inc.

Beth S. Broderick     Principal Occupations:  Vice President, Federated
--------------------  Services Company since 1999.
Birth Date:  August
2, 1965               Previous Positions:  Client Services Officer,
VICE PRESIDENT        Federated Services Company from 1992 to 1997.
----------------------------------------------------------------------------
Judith J. Mackin      Principal Occupations: Vice President and Director
Birth Date: May 30,   of Administration for Mutual Fund Services Group of
1960                  Federated Investors, Inc.
VICE PRESIDENT

-----------------------------------------------------------------------------------
**    Officers do not receive any compensation from the Funds.

Thomas R. Donahue, Chief Financial Officer, Vice President, Treasurer and
Assistant Secretary of Federated and an officer of its various advisory and underwriting subsidiaries, has served as a Term Member on the Board of Directors of Duquesne University, Pittsburgh, Pennsylvania, since May 12, 2000. Mr. John E.
Murray, Jr., an Independent Trustee of the Fund, served as President of Duquesne from 1988 until his retirement from that position in 2001, and became Chancellor of Duquesne on August 15, 2001. It should be noted that Mr. Donahue abstains on any matter that comes before Duquesne's Board that affects Mr. Murray personally.

COMMITTEES of the board
                                                                 MEETINGS
                                                                   HELD
 BOARD        COMMITTEE                                        DURING LAST
COMMITTEE      MEMBERS             COMMITTEE FUNCTIONS         FISCAL YEAR
Executive John F. Donahue    In between meetings of the full        2
          John E. Murray,    Board, the Executive Committee
          Jr., J.D., S.J.D.  generally may exercise all the
                             powers of the full Board in the
                             management and direction of the
                             business and conduct of the
                             affairs of the Trust in such
                             manner as the Executive
                             Committee shall deem to be in
                             the best interests of the
                             Trust.  However, the Executive
                             Committee cannot elect or
                             remove Board members, increase
                             or decrease the number of
                             Trustees, elect or remove any
                             Officer, declare dividends,
                             issue shares or recommend to
                             shareholders any action
                             requiring shareholder approval.

 Audit    Thomas G. Bigley   The Audit Committee reviews and        5
          John T. Conroy,    recommends to the full Board
          Jr.                the independent auditors to be
          Nicholas P.        selected to audit the Funds'
          Constantakis       financial statements; meets
          Charles F.         with the independent auditors
          Mansfield, Jr.     periodically to review the
                             results of the audits and
                             reports the results to the full
                             Board; evaluates the
                             independence of the auditors,
                             reviews legal and regulatory
                             matters that may have a
                             material effect on the
                             financial statements, related
                             compliance policies and
                             programs, and the related
                             reports received from
                             regulators; reviews the Funds'
                             internal audit function;
                             reviews compliance with the
                             Funds' code of conduct/ethics;
                             reviews valuation issues;
                             monitors inter-fund lending
                             transactions; reviews custody
                             services and issues and
                             investigates any matters
                             brought to the Committee's
                             attention that are within the
                             scope of its duties.

Board ownership of shares in the fund and in the WesMark
Investment company AS OF dECEMBER 31, 2002
-----------------------------------------------------------------------------------

                      ollar         Aggregate
                      Range of    ollar Range of
                      hares       hares Owned in
                     D Owned      WesMark Funds
    Interested        in Funds   D Investment
 Board Member Name   S           S   Company
John F. Donahue            None             None
J. Christopher             None             None
Donahue
Lawrence D. Ellis,         None             None
M.D.

    Independent
 Board Member Name
Thomas G. Bigley           None
John T. Conroy, Jr.        None             None
Nicholas P.                None             None
Constantakis
John F. Cunningham         None             None
Peter E. Madden            None             None
Charles F.                 None             None
Mansfield, Jr.
John E. Murray,            None             None
Jr., J.D., S.J.D.
Marjorie P. Smuts          None             None
John S. Walsh              None             None
INVESTMENT ADVISER
-----------------------------------------------------------------------------------
The Adviser conducts investment research and makes investment decisions for the
Funds.

The Adviser is a wholly owned subsidiary of WesBanco, Inc.  Because of internal controls maintained by the Adviser to restrict the flow of non-public information, Fund investments are typically made without any knowledge by the
Adviser of WesBanco Bank or its affiliates' lending relationships with an issuer.

The Adviser shall not be liable to the Trust, the Funds, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

As required by the 1940 Act, the Funds' Board has reviewed the Funds' investment advisory contract.  The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.  During its review of the contract, the Board considers many factors, among the most material of which are: the Funds' investment objectives and long term performance; the Adviser's management philosophy, personnel, and processes; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; the range and quality of services provided to the Funds and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to other funds in the WesMark Family of Funds.

In assessing the Adviser's performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract.  In this regard, the Board is mindful of the potential disruptions of the Funds' operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract.  In particular, the
Board recognizes that most shareholders have invested in the Funds on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund.

The Board also considers the compensation and benefits received by the Adviser.
This includes fees received for services provided to the Funds by other entities in the WesBanco organization and research services received by the Adviser from brokers that execute Fund trades, as well as advisory fees.  In this regard, the
Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser's compensation:  the nature and quality of the services provided by the Adviser, including the performance of a fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee.  The Funds' Board is aware of these factors and takes them into account in its review of the Funds' advisory contract.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Funds and working with WesBanco on matters relating to its funds, and is assisted in its deliberations by the advice of independent legal counsel.  In this regard, the Board requests and receives a significant amount of information about the Funds and the WesBanco organization.
WesBanco provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contracts occurs.  In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises.  Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; the fund's short- and long-term performance
(in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; a fund's expenses (including the advisory fee itself and the overall expense structure of a fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading a fund's portfolio securities; the nature and extent of the advisory and other services provided to a fund by the Adviser and its affiliates;
compliance and audit reports concerning the Funds and the WesBanco companies that service them; and relevant developments in the mutual fund industry and how the funds and/or WesBanco are responding to them.

The Board also receives financial information about WesBanco, including reports on the compensation and benefits WesBanco derives from its relationships with the
Funds.  These reports cover not only the fees under the advisory contracts, but also fees received by WesBanco's subsidiaries for providing other services to the
Funds under separate contracts (e.g., for serving as the Funds' custodian).  The reports also discuss any indirect benefit WesBanco may derive from its receipt of research services from brokers who execute fund trades.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations.  Not all of the factors and considerations identified above are relevant to every fund, nor does the Board consider any one of them to be determinative.  Because the totality of circumstances includes considering the relationship of each fund to the WesBanco family of funds, the Board does not approach consideration of every fund's advisory contract as if that were the only fund offered by the Adviser.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING
As required by SEC rules, the Funds, its Adviser, and their Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Funds could buy, they also contain significant safeguards designed to protect the Funds and their shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling shares of the Funds and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the
Funds' Board.

Research Services
Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies;
receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The
Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Investment decisions for the Funds are made independently from those of other accounts managed by the Adviser. When a Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Funds and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit a Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by a Fund.

ADMINISTRATOR
Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services)
necessary to operate the Funds. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets as specified below:

        Maximum           Average Aggregate Daily
   Administrative Fee     Net Assets of the Trust
0.150 of 1%               on the first
                          $250 million
0.125 of 1%               on the next $250 million
0.100 of 1%               on the next $250 million
0.075 of 1%               on assets in excess of
                          $750 million

The administrative fee received during any fiscal year shall be at least $75,000 per portfolio. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Funds for expenses. Prior to January 1, 2002, Federated
Services Company also provided certain accounting services with respect to the
Funds' portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.  As of January 1, 2002, State Street Bank and Trust Company has
provided these fund accounting services to the Funds for an annual fee of 0.05%
of the average daily net assets of the Funds.
-----------------------------------------------------------------------------------

CUSTODIAN
WesBanco Trust and Investment Services, is custodian for the securities and cash of the Funds.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, through its registered transfer agent subsidiary,
Federated Shareholder Services Company, maintains all necessary shareholder records. The Funds pay the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT Public Accountants
The independent auditor for the Funds, Deloitte & Touche LLP, conducts its audits in accordance with auditing standards generally accepted in the United
States of America, which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUNDS FOR SERVICES

--------------------------------------------------------------------------------------
Fund            Advisory Fee Paid/            Brokerage         Administrative Fee
               Advisory Fee Waived        Commissions Paid             Paid/
                                                                Administrative Fee
                                                                      Waived
           ---------------------------------------------------------------------------
           ---------------------------------------------------------------------------
            For the fiscal year ended                           For the fiscal year
                   January 31,                                         ended
                                                                    January 31,
           ---------------------------------------------------------------------------
           ---------------------------------------------------------------------------
             2003     2002      2001     2003   2002    2001  2003   2002     2001
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Small      $137,343/$178,720/ $71,085/  $29,733$18,636 $14,480$75,00$75,000/$36,270/
Company    $3,713   $4,369    $2,641                          $50,24$43,414 $23,543
Growth
Fund
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Growth     $1,562,50$1,854,297$1,690,609$229,23$257,996$328,10$281,9$327,779$306,580/
Fund       $21,015  $17,288   $32,399                                       $0
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Balanced   $499,887/$619,973/ $614,610/ $53,729$61,636 $70,192$90,22$109,602$111,523/$0
Fund       $16,590  $82,663   $88,128                         $0
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Bond Fund  $1,003,13$943,309/ $808,977/ $0     $0      $0     $226,6$208,527$183,455/$0
           $21,841  $78,609   $77,894
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
West       $402,684/$385,271/ $373,185/ $0     $0      $0     $91,00$85,167/$84,693/$0
Virginia   $139,280 $192,636  $186,592                        $0
Municipal
Bond Fund
--------------------------------------------------------------------------------------

12B-1 FEES AND SHAREHOLDER SERVICES FEES
The Funds did not pay or accrue 12b-1 fees or shareholder services fees during the fiscal year ended January 31, 2003. The Funds have no present intention of paying or accruing 12b-1 fees during the fiscal year ending January 31, 2004.

HOW DO THE FUNDS MEASURE PERFORMANCE?

The Funds may advertise Share performance by using the Securities and Exchange
Commission's (SEC) standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the
Funds' or any class of shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

Total returns are given for the one-year and since start of performance. Yield is given for the 30-day period ended January 31, 2003.

 SMALL COMPANY  1 Year  5 Years       Start of
 GROWTH FUND*                         Performance
                                      on August
                                      8, 2000
 --------------------------------------------------
 --------------------------------------------------
   Return       (34.43)%(0.44)%       (25.62)%
 Before Taxes
 --------------------------------------------------
 --------------------------------------------------
   Return After
   Taxes on     (34.43)%(1.29)%       (26.00)%
   Distributions
 --------------------------------------------------
 --------------------------------------------------
   Return After
   Taxes on
   Distributions(21.14)%(0.52)%       (19.40)%
   and Sale of
   Shares
 --------------------------------------------------
 --------------------------------------------------
 Yield          N/A
 --------------------------------------------------
 --------------------------------------------------

 --------------------------------------------------
 --------------------------------------------------
 GROWTH FUND    1 Year  5 Years       Start of
                                      Performance
                                      on
                                      April 14,
                                      1997
 --------------------------------------------------
 --------------------------------------------------
   Return       (26.06)%4.29%         6.73%
 Before Taxes
 --------------------------------------------------
 --------------------------------------------------
   Return After
   Taxes on     (26.10)%2.26%         4.68%
   Distributions
 --------------------------------------------------
 --------------------------------------------------
   Return After
   Taxes on
   Distributions(16.00)%3.65%         5.59%
   and Sale of
   Shares
 --------------------------------------------------
 --------------------------------------------------
 Yield          0.13%
 --------------------------------------------------
 --------------------------------------------------

 --------------------------------------------------
 --------------------------------------------------
 BALANCED FUND* 1 Year                Start of
                                      Performance
                                      on April
                                      20, 1998
 --------------------------------------------------
 --------------------------------------------------
   Return       (20.81)%              (0.95)%
 Before Taxes
 --------------------------------------------------
 --------------------------------------------------
   Return After
   Taxes on     (21.46)%              (2.62)%
   Distributions
 --------------------------------------------------
 --------------------------------------------------
   Return After (12.75)%
   Taxes on
   Distributions                      (1.14)%
   and Sale of
   Shares
 --------------------------------------------------
 --------------------------------------------------
 Yield          1.43%
 --------------------------------------------------
 --------------------------------------------------

 --------------------------------------------------
 --------------------------------------------------
 BOND FUND      1 Year                Start of
                                      Performance
                                      on
                                      April 20,
                                      1998
 --------------------------------------------------
 --------------------------------------------------
   Return       0.34%                 4.63%
 Before Taxes
 --------------------------------------------------
 --------------------------------------------------
   Return After
   Taxes on     (1.15)%               2.46%
   Distributions
 --------------------------------------------------
 --------------------------------------------------
   Return After
   Taxes on
   Distributions0.19%                 2.60%
   and Sale of
   Shares
 --------------------------------------------------
 --------------------------------------------------
 Yield          2.36%
 --------------------------------------------------
 --------------------------------------------------

 --------------------------------------------------
 --------------------------------------------------
 WEST VIRGINIA  1 Year  5 Years       Start of
 MUNICIPAL BOND                       Performance
 FUND*                                on April
                                      14, 1997
 --------------------------------------------------
 --------------------------------------------------
   Return       2.07%   4.09%         4.65%
 Before Taxes
 --------------------------------------------------
 --------------------------------------------------
   Return After
   Taxes on     2.05%   4.06%         4.63%
   Distributions
 --------------------------------------------------
 --------------------------------------------------
   Return After
   Taxes on
   Distributions2.70%   4.09%         4.56%
   and Sale of
   Shares
 --------------------------------------------------
 --------------------------------------------------
 Yield          2.51%
 --------------------------------------------------
 --------------------------------------------------
 Tax-Equivalent 4.57%
 Yield
 --------------------------------------------------
 --------------------------------------------------

 --------------------------------------------------
*The Fund is the successor to the portfolio of a common trust fund(CTF) managed by the Adviser.  At the Fund's commencement of operations, the CTF's assets were transferred to the Fund in exchange for Fund shares.  The quoted performance data includes performance for periods before each of the Fund's registration became effective on August 8, 2000 for WesMark Small Company Growth Fund, April 20,
1998, for the WesMark Balanced Fund, and April 14, 1997, for the WesMark West
Virginia Municipal Bond Fund, as adjusted to reflect the Fund's expenses.  The
CTF was not registered under the 1940 Act and was therefore not subject to the restrictions under the 1940 Act.  If the CTF had been registered under the 1940
Act, the performance may have been adversely affected.

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the NAV per Share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional shares, assuming the annual reinvestment of all dividends and distributions. Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

When shares of a Fund are in existence for less than a year, a Fund may advertise cumulative total return for that specific period of time, rather than annualizing the total return.

yield
The yield of shares is calculated by dividing: (i) the net investment income per
Share earned by the shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by shares because of certain adjustments required by the
SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professional and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares, the Share performance is lower for shareholders paying those fees.

TAX EQUIVALENCY TABLE
Set forth below are samples of tax-equivalency tables that may be used in advertising and sales literature. These tables are for illustrative purposes only and are not representative of past or future performance of the Municipal Bond
Fund. The interest earned by the municipal securities owned by the Municipal Bond
Fund generally remains free from federal regular income tax and is often free from West Virginia taxes as well. However, some of the Municipal Bond Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.

                               TAX EQUIVALENCY TABLE
                         TAXABLE YIELD EQUIVALENT FOR 2003
                              STATE OF WEST VIRGINIA

COMBINED
FEDERAL
&
STATE:          14.00%    21.00%   33.50%    36.50%    41.50%    45.10%

JOINT               $0-  $12,001- $47,451 - $114,65- $174,701-     OVER
RETURN:        $12,000   $47,450  $114,650  $174,700 $311,950  $311,950

TAX-EXEMPT
   YIELD                     TAXABLE YIELD EQUIVALENT

   0.50%       0.58%     0.63%     0.75%     0.79%    0.85%     0.91%
   1.00%       1.16%     1.27%     1.50%     1.57%    1.71%     1.82%
   1.50%       1.74%     1.90%     2.26%     2.36%    2.56%     2.73%
   2.00%       2.33%     2.53%     3.01%     3.15%    3.42%     3.64%
   2.50%       2.91%     3.16%     3.76%     3.94%    4.27%     4.55%
   3.00%       3.49%     3.80%     4.51%     4.72%    5.13%     5.46%
   3.50%       4.07%     4.43%     5.26%     5.51%    5.98%     6.38%
   4.00%       4.65%     5.06%     6.02%     6.30%    6.84%     7.29%
   4.50%       5.23%     5.70%     6.77%     7.09%    7.69%     8.20%
   5.00%       5.81%     6.33%     7.52%     7.87%    8.55%     9.11%
   5.50%       6.40%     6.96%     8.27%     8.66%    9.40%     10.02%
   6.00%       6.98%     7.59%     9.02%     9.45%    10.26%    10.93%
   6.50%       7.56%     8.23%     9.77%    10.24%    11.11%    11.84%
   7.00%       8.14%     8.86%    10.53%    11.02%    11.97%    12.75%
   7.50%       8.72%     9.49%    11.28%    11.81%    12.82%    13.66%
   8.00%       9.30%     10.13%   12.03%    12.60%    13.68%    14.57%
   8.50%       9.88%     10.76%   12.78%    13.39%    14.53%    15.48%
   9.00%      10.47%     11.39%   13.53%    14.17%    15.38% `  16.39%

Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.  Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

                               TAX EQUIVALENCY TABLE
                         TAXABLE YIELD EQUIVALENT FOR 2003
                              STATE OF WEST VIRGINIA
------------  ----------- ---------  ---------- ------------ -----------  -----------
 COMBINED
  FEDERAL
  &:
   STATE        13.00%     19.50%     33.50%      36.50%       41.50%       45.10%

------------  ----------- ---------  ---------- ------------ -----------  -----------
------------  ----------- ---------  ---------- ------------ -----------  -----------
  SINGLE          $0    -  $6,001  -  $28,401 -   $68,801  -  $143,501  -    OVER
  RETURN:       $6,000    $28,400     $68,800    $143,500     $311,950     $311,950

              ----------- ---------  ---------- ------------ -----------  -----------
------------
TAX-EXEMPT                         TAXABLE YIELD EQUIVALENT
   YIELD

------------  ----------- ---------  ---------- ------------ -----------  -----------
------------  ----------- ---------  ---------- ------------ -----------  -----------
   0.50%        0.57%      0.62%       0.75%       0.79%       0.85%        0.91%
   1.00%        1.15%      1.24%       1.50%       1.57%       1.71%        1.82%
   1.50%        1.72%      1.86%       2.26%       2.36%       2.56%        2.73%
   2.00%        2.30%      2.48%       3.01%       3.15%       3.42%        3.64%
   2.50%        2.87%      3.11%       3.76%       3.94%       4.27%        4.55%
   3.00%        3.45%      3.73%       4.51%       4.72%       5.13%        5.46%
   3.50%        4.02%      4.35%       5.26%       5.51%       5.98%        6.38%
   4.00%        4.60%      4.97%       6.02%       6.30%       6.84%        7.29%
   4.50%        5.17%      5.59%       6.77%       7.09%       7.69%        8.20%
   5.00%        5.75%      6.21%       7.52%       7.87%       8.55%        9.11%
   5.50%        6.32%      6.83%       8.27%       8.66%       9.40%        10.02%
   6.00%        6.90%      7.45%       9.02%       9.45%       10.26%       10.93%
   6.50%        7.47%      8.07%       9.77%      10.24%       11.11%       11.84%
   7.00%        8.05%      8.70%      10.53%      11.02%       11.97%       12.75%
   7.50%        8.62%      9.32%      11.28%      11.81%       12.82%       13.66%
   8.00%        9.20%      9.94%      12.03%      12.60%       13.68%       14.57%
   8.50%        9.77%      10.56%     12.78%      13.39%       14.53%       15.48%
   9.00%        10.34%     11.18%     13.53%      14.17%       15.38%   `   16.39%

Note:  The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.  Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.
PERFORMANCE COMPARISONS
o     Advertising and sales literature may include:

o     references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o     charts, graphs and illustrations using the Funds' returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o     discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

o     information about the mutual fund industry from sources such as the
    Investment Company Institute.

A Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and
Treasury bills.

A Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Funds use in advertising may include:

Lipper, Inc.
Ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time. From time to time, the Fund will quote its
Lipper ranking in the "growth funds" category in advertising and sales literature.

Morningstar, Inc.
An independent rating service, is the publisher of the bi-weekly Mutual Fund
Values, which rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Standard & Poor's Daily Stock Price Index of 500 Common Stocks (S&P 500)
Composite index of common stocks in industry, transportation, and financial and public utility companies. Can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the S
& P 500 assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the S & P figures.

Russell 1000 Growth Index
Consists of those Russell 2000 securities with a greater-than-average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth rates.

Russell 2000 Index
A broadly diversified index consisting of approximately 2,000 small capitalization common stocks that can be used to compare to the total returns of funds whose portfolios are invested primarily in small capitalization common stocks.

Lehman Brothers Five-Year State General Obligation Bonds
Index comprised of all state general obligation debt issues with maturities between four and six years. These bonds are rated A or better and represent a variety of coupon ranges. Index figures are total returns calculated for one, three, and twelve month periods as well as year-to-date. Total returns are also calculated as of the index inception, December 31, 1979.

Lehman Brothers Government/Corporate (Total) Index
Index comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities, and finance. The average maturity of these bonds approximates nine years. Tracked by Lehman Brothers, Inc., the index calculates total returns for one-month, three-month, twelve-month, and ten-year periods and year-to-date.

Consumer Price Index
Generally considered to be a measure of inflation.

Dow Jones Industrial Average ("DJIA")
An unmanaged index representing share prices of major industrial corporations, public utilities, and transportation companies. Produced by the Dow Jones &
Company, it is cited as a principal indicator of market conditions.

Bank Rate Monitor National Index
A financial reporting service which publishes weekly average rates of 50 leading bank and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.

The S&P/BARRA Value Index and the S&P/BARRA Growth Index
Constructed by Standard & Poor's and BARRA, Inc., an investment technology and consulting company, by separating the S&P 500 Index into value stocks and growth stocks. The S&P/BARRA Growth and S&P/BARRA Value Indices are constructed by dividing the stocks in the S&P 500 Index according to their price-to-book ratios. The S&P/BARRA Growth Index, contains companies with higher price-to-earnings ratios, low dividends yields, and high earnings growth
(concentrated in electronics, computers, health care, and drugs). The Value Index contains companies with lower price-to-book ratios and has 50% of the capitalization of the S&P 500 Index. These stocks tend to have lower price-to-earnings ratios, high dividend yields, and low historical and predicted earnings growth (concentrated in energy, utility and financial sectors). The
S&P/BARRA Value and S&P/BARRA Growth Indices are capitalization-weighted and rebalanced semi-annually. Standard & Poor's/BARRA calculates these total return indices with dividends reinvested.

Standard & Poor's Midcap 400 Stock Price Index
A composite index of 400 common stocks with market capitalizations between
$200 million and $7.5 billion in industry, transportation, financial, and public utility companies. The Standard & Poor's index assumes reinvestment of all dividends paid by stocks listed on the index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the
Standard & Poor's figures.

S&P 600 Smallcap Index
An unmanaged capitalization-weighted index representing all major industries in the small-range of the U.S. stock market.

Mutual Fund Market
Forty-nine  percent of American  households  are  pursuing  their  financial  goals through mutual funds.  These  investors,  as well as businesses  and  institutions, have  entrusted  over  $6.8  trillion  to the  more  than  8,157  funds  available, according to the Investment Company Institute.

FINANCIAL INFORMATION

The Financial Statements for the Funds for the fiscal year ended January 31,
2003, are incorporated herein by reference to the Annual Report to Shareholders of the WesMark Funds dated January 31, 2003.

INVESTMENT RATINGS

STANDARD AND POOR'S LONG-TERM DEBT RATING DEFINITIONS
AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's.
Capacity to pay interest and repay principal is extremely strong.
AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.
A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
BB--Debt rated BB has less near-term, vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating.
B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-
rating.
CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-rating.
CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.
C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC-debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.
MOODY'S INVESTORS SERVICE LONG-TERM BOND RATING DEFINITIONS
AAA--Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA--Bonds which are rated AA are judged to be of high quality by all standards.
Together with the AAA group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.
A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
BAA--Bonds which are rated BAA are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
BA--Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Of ten the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
CAA--Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
CA--Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
C--Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
FITCH ratings LONG-TERM DEBT RATING DEFINITIONS
AAA--Bonds considered to be investment grade and of the highest credit quality.
The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.
AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.
A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.
BBB--Bonds considered to be investment grade and of satisfactory credit quality.
The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.
BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.
B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.
CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.
CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.
C--Bonds are imminent default in payment of interest or principal.
MOODY'S INVESTORS SERVICE COMMERCIAL PAPER RATINGS
Prime-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:
o     Leading market positions in well established industries.

o     High rates of return on funds employed.

o     Conservative capitalization structure with moderate reliance on debt and ample asset protection.

o     Broad margins in earning coverage of fixed financial charges and high internal cash generation.

o     Well established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-1 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree.
Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
STANDARD AND POOR'S COMMERCIAL PAPER RATINGS
A---This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.
A-2--Capacity for timely payment on issues with this designation is satisfactory.
However, the relative degree of safety is not as high as for issues designated
A-1.
FITCH ratings COMMERCIAL PAPER RATING DEFINITIONS
FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.
FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

ADDRESSES

WESMARK FUNDS
WesMark Small Company Growth Fund
WesMark Growth Fund
WesMark Balanced Fund
WesMark Bond Fund
WesMark West Virginia Municipal Bond Fund

5800 Corporate Drive
Pittsburgh, PA 15237-7010

Distributor

Edgewood Services, Inc.
Clearing Operations
P.O. Box 897
Pittsburgh, PA 15230-0897

Investment Adviser
WesBanco Investment Department
Wheeling, WV 26003

Custodian
WesBanco Trust and Investment Services
One Bank Plaza
Wheeling, WV 26003

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116

PART C.     OTHER INFORMATION.

Item 23.    Exhibits:

            (a)               Conformed Copy of Declaration of Trust of the
                              Registrant; (1)
                  (i)         Form of Amendment No. 1 to the Declaration
                              of   Trust; (2)
            (b)               Copy of By-Laws of the Registrant; (1)
                  (i)         Copy of Amendment No. 4 to the By-Laws of the
                              Registrant (+)
            (c)               Not applicable;
            (d)               Conformed Copy of Investment Advisory
                              Contract of the Registrant; (8)
                  (i)         Conformed Copy of Exhibit A to the
                              Investment   Advisory Contract; (8)
                  (ii)        Conformed Copy of Exhibit B to the Investment
                              Advisory Contract; (8)
                  (iii)       Conformed Copy of Exhibit C to the Investment
                              Advisory Contract; (8)
                  (iv)        Conformed Copy of Exhibit D to the Investment
                              Advisory Contract; (8)
                  (v)         Conformed Copy of Exhibit E to the Investment
                              Advisory Contract; (8)
                  (vi)        Amendment to Investment Advisory Agreement
                              between WesMark Funds and WesBanco Bank,
                              Inc.; (9)
            (e)               Conformed Copy of Distributor's Contract of
                              the Registrant; (1)
                  (i)         Conformed Copy of Exhibit B to the
                              Distributor's Contract; (2)
                  (ii)        Conformed Copy of Exhibits C & D to the
                              Distributor's Contract; (4)
                  (iii)       Conformed Copy of Sales Agreement with
                              Edgewood Services, Inc.; (7)
                  (iv)        Amendment to Distributor's Contract between
                              WesMark Funds and Edgewood Services, Inc.; (9)
            (f)               Not applicable;
            (g)               Conformed Copy of Custodian Contract of the
                              Registrant; (1)
                  (i)         Conformed Copy of Exhibit 1 to the Custody
                              Contract (Schedule of Fees); (4)
                  (ii)        Amendment to Custodian Agreement between
                              WesMark Funds and WesBanco Bank, Wheeling; (9)
            (h)   (i)         Conformed Copy of Agreement for Fund
                              Accounting, Administrative Services, and
                              Transfer Agency Services of the Registrant;
                              (1)
                  (ii)        Conformed Copy of Schedule A (Fund Accounting
                              Fees) of the Registrant; (4)
                  (iii)       Conformed Copy of Schedule B (Fees and
                              Expenses of Transfer Agency) of the
                              Registrant; (4)
                  (iv)        Amendment to Agreement for Fund Accounting
                              Services, Administrative Services, Transfer
                              Agency Services and Custody Services
                              Procurement; (9)
                  (v)         Conformed Copy of Shareholder Services
                              Agreement of the Registrant; (1)
                  (vi)        Copy of Amendment No. 1 to Schedule A of the
                              Shareholder Services Agreement; (1)
                  (vii)       Copy of Amendment No. 2 to Schedule A of the
                              Shareholder Services Agreement; (4)
                  (viii)      Conformed Copy of Electronic Communications
                              and Recordkeeping Agreement; (2)
            (i)               Conformed Copy of Opinion and Consent of
                              Counsel as to legality of shares being
                              registered; (2)
            (j)               Conformed Copy of Consent of Independent
                              Auditors; (9)
            (k)               Not applicable;
            (l)               Conformed Copy of Initial Capital
                              Understanding;(2)
            (m)   (i)         Conformed Copy of Distribution Plan; (1)
                  (ii)        Conformed Copy of Exhibit B to the
                              Distribution Plan; (2)
                  (iii)       Conformed Copy of Exhibits C & D to the
                              Distribution Plan; (4)
            (n)               Not applicable;
            (o)   (i)         Conformed copy of Power of Attorney of  the
                              Registrant; (8)
            (p)   (i)         Code of Ethics for Access Persons (8)
                  (ii)        WesBanco Bank Inc. Code of Ethics (+)

________________________________
+ All exhibits filed electronically

1.    Response is incorporated by reference to Registrant's Initial
      Registration Statement on Form N-1A filed November 14, 1996 (File Nos.
      333-16157 and 811-7925).
2.    Response is incorporated by reference to Registrant's Pre-Effective
      Amendment No. 1 on Form N-1A filed February 4, 1997 (File Nos.
      333-16157 and 811-7925).
4.    Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 2 on Form N-1A filed January 8, 1998 (File Nos.
      333-16157 and 811-7925).
7.    Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 6 on Form N-1A filed February 22, 2000 (File Nos.
      333-16157 and 811-7925).
8.    Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 11 on Form N-1A filed May 31, 2001 (File Nos. 333-16157 and 811-7925).
9.    Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 11 on Form N-1A filed March 27, 2002 (File Nos.
      333-16157 and 811-7925).

Item 24.    Persons Controlled by or Under Common Control with Registrant

            None

Item 25.    Indemnification: (1)

Item 26.    Business and Other Connections of Investment Adviser:

            For a description of the other business of the investment
            adviser, see the section entitled "Who Manages the Fund -
            Adviser's Background" in Part A.

            The principal executive officers and directors of the Trust's
            Investment Adviser are set forth in the following tables.
            Unless otherwise noted, the position listed under other
            Substantial Business, Profession, Vocation, or Employment is
            with WesBanco Bank Wheeling.

      (1)                    (2)                            (3)
                                                    OTHER SUBSTANTIAL
                      POSITION WITH THE             BUSINESS, PROFESSION,
     NAME                  ADVISOR                  VACATION OR EMPLOYMENT

Edward M. George      President & CEO           President & CEO WesBanco Inc.

Kristine N. Molnar    President Upper Ohio Valley

Thomas J. Hansberry   President Charleston Region

Stephen F. Decker     President Parkersburg Marietta

Donald K. Jebbia      President Elm Grove Branch    Former President & CEO
                                                    WesBanco Bank Elm Grove

C. Barton Loar        President North Central WV

Jerome B. Schmitt     EVP Investments & Trusts

Frank R. Kerekes      EVP Fairmont

Michael L. Perkins    Auditor

Larry J. Johnson      EVP Parkersburg

David L. Mendenhall   Senior VP Parkersburg

Stephen E. Hannig     Senior VP & Secretary

Thomas B. McGaughy    Senior VP Trusts

John W. Moore, Jr.    Senior VP Human Resources

David L. Pell         Senior VP

Edward G. Sloane, Sr. Senior VP/MIS

Bernard V. Easley     Senior VP Retail Lending

Lloyd E. Walker, Jr.  Senior VP Elm Grove Branch

Edward G. Sloane, Jr. Senior VP & Controller

Rudy F. Torjak, Jr.   Senior VP Fairmont

William P. Crites     Senior VP Parkersburg

Gregory A. Dugan      Senior VP

Richard C. Hardin     Senior VP Fairmont

Thomas L. Jones       Senior VP Charleston

Brenda H. Robertson   Senior VP Charleston

C. Randall Law        Senior VP

Thomas M. Lookabaugh  Senior VP Parkersburg

Gregory W. Adkins     Vice President

Paul J. Becka         Vice President Information Tech.

John D. Faulkner      Vice President

Wyatt K. Hoffman      Vice President Credit Quality

James C. Porter       Vice President Compliance

Mary Ruth Cilles      Vice President Operations

Matthew W. Pribus     Vice President

Lawrence P. Finneran  Vice President/Mgr. Hancock Co.

W. Taylor McCluskey   Vice President & Senior Trust Officer

Kevin D. McFarland    Vice President

Michael E. Klick      Vice President/Mgr. Consumer Credit

Roanne M. Burech      Vice President Branch Administration

David B. Dalzell, Jr. Vice President & Senior Trust Officer

David B. Ellwood      Vice President

Patricia A. Lowe      Vice President Human Resources

D. Reed Burke         Vice President Barnesville Office

Linda Miller          Vice President McMechen Office

Michael Schwarz       Vice President Credit Risk Mgmt.

Aaron L. Hawkins      Vice President

Jon M. Rogers         Vice President

Charlotte J. Potter   Vice President & Trust Officer

William L. Cather     Vice President Fairmont

Luanne H. Bush        Vice President Fairmont

Sharon D. Carnes      Vice President Fairmont

Robert D. Reynolds    Vice President Fairmont

Sandra K. Campbell    Vice President Fairmont

William T. Goodrich   Vice President Fairmont

Jo Ann Rowan          Vice President Fairmont

Mary K. Romeo         Vice President Fairmont

Roger R. Stevens      Vice President Fairmont

Marilyn R. Riley      Vice President Fairmont

Joe Campbell          Vice President Parkersburg

W. James Reed         Vice President Parkersburg

John W. Hayes         Vice President Parkersburg

Charles J. Mildren    Vice President Parkersburg

David E. Lewis        Vice President Parkersburg

Thomas E. Douglass    Vice President Parkersburg

Sandy L. Fanaris      Vice President Mortgage Division

Susan L. Petrella     Vice President Mortgage Division

Nora T. Hanson        Vice President Charleston

Alecia J. Tyson       Vice President Charleston

R. Bruce Bandi        Asst. VP, Senior Trust Officer
                      & Assistant Secretary

Jeff Grandstaff       Asst. VP Check Processing

Thomas A. Medovic     Asst. VP & Senior Trust Officer

George P. Schramm     Asst. VP & Senior Trust Officer

Cynthia M. Perring    Asst. VP & Senior Trust Officer

Linda L. Daggett      Asst. VP & Trust Officer

W. Terrence Naughton  Asst. VP Technology Services

Joyce Ann Sellers     Asst. VP Parkeresburg

Thomas G. Coss, Jr.   Asst. VP

Carol F. Carpenter    Asst. VP

Richard Silverio, Jr. Asst. VP

Gregory Shirak        Asst. VP

John E. Timko         Asst. VP

Terry A. Rogers       Asst. VP

David J. Carlot       Director                      Village Pantry Food Mart

Fred T. Chambers      Director                      Funeral Director, James
                                                    Chambers Funeral Home

D. Duane Cummins      Director                      President, Bethany College

Robert D'Alessandri   Director                      Physician, WVU Health
                                                    Sciences Center

Vincent F. D'Annunzio Director                      Co-owner & President, Beverage
                                                    Distributors, Inc.

Donald R. Donell      Director                      President, Starvaggi
                                                    Industries Inc.

Joseph F. Ford III    Director                      President, Ford Funeral
                                                    Home Inc.

James C. Gardill      Director                      Chairman of the Board, WesBanco
                                                    Inc. Lawyer; Partner, Phillips,
                                                    Gardill, Kaiser & Altmeyer

Edward M. George      Director                      President & CEO, WesBanco
                                                    Bank Inc.

James D. Hesse        Director                      President & CEO,
                                                    Whg-Nisshin, Inc.

Vaughn L. Kiger       Director                      Realtor, Dorsey & Kiger

Robert Kirkbride      Director                      Corporate Officer, Christy
                                                    & Associates Real Estate

John L. McClaugherty  Director                      Lawyer

Daniel O. Martin      Director                      EVP, Mullen Motors Company

David L. Mendenhall   Director                      SVP-Parkersburg

Kristine N. Molnar    Director                      President-Upper Ohio
                                                    Valley WesBanco

Edward M. Nelson, III Director                      Retired; former President
                                                    Nelson's Drug Company

Rizal V. Pangilinan   Director                      Ophthalmologist; Wheeling
                                                    Clinic

Dean C. Ramsey        Director                      Lawyer; Partner, West & Jones

F. M. Dean Rohrig     Director                      Lawyer

Richard A. Rubin      Director                      President, Rubin
                                                    Resources, Inc.

C. Jack Savage        Director                      Chairman, Savage
                                                    Construction Co.

James G. Squibb, Jr.  Director                      President & General
                                                    Manager, WTRF

R. Bruce White        Director                      Lawyer

Item 27.    Principal Underwriters:

            (a)   Edgewood Services, Inc. the Distributor for shares of the
                  Registrant, acts as principal underwriter for the
                  following open-end investment companies, including the
                  Registrant: Banknorth Funds, Excelsior Funds, Inc.,
                  Excelsior Institutional Trust, Excelsior Tax-Exempt
                  Funds, Inc., Golden Oak Family of Funds, Hibernia Funds,
                  The Huntington Funds, Huntington VA Funds, Marshall
                  Funds, Inc., The Riverfront Funds, and WesMark Funds.

            (b)

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

Lawrence Caracciolo           Director,                             --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Arthur L. Cherry              Director,                             --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

J. Christopher Donahue        Director,                             --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Thomas R. Donahue             Director and Executive                --
5800 Corporate Drive          Vice President,
Pittsburgh, PA 15237-7002     Edgewood Services, Inc.

Karen J. Tracey               President,                            --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Charles L. Davis, Jr.         Vice President,
5800 Corporate Drive          Edgewood Services, Inc.               --
Pittsburgh, PA 15237-7002

Christine Johnston            Vice President,                       --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

John Sheehan                  Vice President                        --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Denis McAuley, III            Treasurer,                            --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Peter J. Germain              Secretary,                            President
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Stephen A. Keen               Assistant Secretary,                  --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Richard A. Novak              Assistant Secretary,
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

      (c)   Not applicable

Item 28.    Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the
Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                          Federated Investors Tower
                                    1001 Liberty Avenue
                                    Pittsburgh, PA  15222-3779

(Notices should be sent to the Agent for Service at the above address)

                                    5800 Corporate Drive
                                    Pittsburgh, PA  15237-7010

Federated Shareholder               P.O. Box 8600
Services Company("Transfer Agent,   Boston, MA  02266-8600
and Dividend Dispersing Agent")

Federated Services Company          Federated Investors Tower
("Administrator")                   1001 Liberty Avenue
                                    Pittsburgh, PA  15222-3779

WesBanco Investment Department      One Bank Plaza
("Adviser" and "Custodian")         Wheeling, WV 26003

Item 29.    Management Services:  Not applicable.

Item 30.    Undertakings:

            Registrant hereby undertakes to comply with the provisions of
            Section 16(c) of the 1940 Act with respect to the removal of
            Trustees and the calling of special shareholder meetings by shareholders.

                                 SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the
Investment Company Act of 1940, the Registrant, WESMARK FUNDS, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities
Act of 1933 and has duly caused this Amendment to its Registration
Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on
the 26th day of March, 2003.

                                WESMARK FUNDS

                        BY: /s/ Todd P. Zerega
                        Todd P. Zerega, Assistant Secretary

      Pursuant to the requirements of the Securities Act of 1933,
Registration Statement has been signed below by the following person in the capacity and on the date indicated:

      NAME                    TITLE                      DATE

By:  /s/ Todd P. Zerega       Attorney In Fact           March 26, 2003
Todd P. Zerega                For the Persons
ASSISTANT SECRETARY           Listed Below

      NAME                                  TITLE

John F. Donahue*                    Chairman and Trustee

Peter J. Germain*                   President
                                    (Principal Executive Officer)

Richard J. Thomas*                  Treasurer
                                    (Principal Financial Officer)

Christopher Donahue*                Executive Vice President and
                                    Trustee

Thomas G. Bigley*                   Trustee

Nicholas P. Constantakis*           Trustee

John T. Conroy, Jr.*                Trustee

John F. Cunningham*                 Trustee

Lawrence D. Ellis, M.D.*            Trustee

Peter E. Madden*                    Trustee

Charles F. Mansfield, Jr.*          Trustee

John E. Murray, Jr., J.D., S.J.D.*  Trustee

Marjorie P. Smuts*                  Trustee

John S. Walsh*                      Trustee

* By Power of Attorney